UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Worldwide Health Sciences Fund
Semiannual Report
February 29, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2024
Eaton Vance
Worldwide Health Sciences Fund

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Performance

Portfolio Manager(s) Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	8.05%	16.95%	10.07%	8.51%
Class A with 5.25% Maximum Sales Charge	—	—	2.37	10.83	8.88	7.93
Class C at NAV	01/05/1998	07/26/1985	7.61	16.00	9.23	7.86
Class C with 1% Maximum Deferred Sales Charge	—	—	6.61	15.00	9.23	7.86
Class I at NAV	10/01/2009	07/26/1985	8.20	17.23	10.34	8.79
Class R at NAV	09/08/2003	07/26/1985	7.90	16.62	9.80	8.24

MSCI World Health Care Index	—	—	7.55%	14.32%	9.99%	8.73%
S&P 500® Index	—	—	13.93	30.45	14.75	12.69
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.18%	1.93%	0.93%	1.43%
Net	1.14	1.89	0.89	1.39
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
Eli Lilly & Co.	9.4%
UnitedHealth Group, Inc.	6.9
Novo Nordisk AS, Class B	6.6
AbbVie, Inc.	5.4
Thermo Fisher Scientific, Inc.	5.1
AstraZeneca PLC	4.3
Danaher Corp.	4.0
Intuitive Surgical, Inc.	3.8
Roche Holding AG PC	3.6
Johnson & Johnson	3.5
Total	52.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Endnotes and Additional Disclosures

[1]	MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,080.50	$5.95**	1.15%
Class C	$1,000.00	$1,076.10	$9.81**	1.90%
Class I	$1,000.00	$1,082.00	$4.66**	0.90%
Class R	$1,000.00	$1,079.00	$7.24**	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.15	$5.77**	1.15%
Class C	$1,000.00	$1,015.42	$9.52**	1.90%
Class I	$1,000.00	$1,020.39	$4.52**	0.90%
Class R	$1,000.00	$1,017.90	$7.02**	1.40%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.1%
Security	Shares	Value
Biotechnology — 12.6%
AbbVie, Inc.	316,555	$ 55,729,508
argenx SE ADR(1)	22,042	8,376,180
CSL Ltd.	115,187	21,443,699
Neurocrine Biosciences, Inc.(1)	134,756	17,572,182
Vertex Pharmaceuticals, Inc.(1)	63,983	26,920,208
		$ 130,041,777
Health Care Distributors — 2.8%
Amplifon SpA	246,194	$ 8,221,051
McKesson Corp.	40,237	20,979,974
		$ 29,201,025
Health Care Equipment — 14.2%
Boston Scientific Corp.(1)	540,877	$ 35,811,466
IDEXX Laboratories, Inc.(1)	20,159	11,596,062
Intuitive Surgical, Inc.(1)	102,327	39,457,291
Straumann Holding AG	48,874	7,725,055
Stryker Corp.	98,107	34,246,211
Teleflex, Inc.	36,499	8,131,612
Zimmer Biomet Holdings, Inc.	69,275	8,615,039
		$ 145,582,736
Health Care Supplies — 6.0%
Alcon, Inc.	254,690	$ 21,716,860
Align Technology, Inc.(1)	28,432	8,598,405
Asahi Intecc Co. Ltd.	255,800	5,324,101
Cooper Cos., Inc.	204,940	19,182,384
Neogen Corp.(1)	420,833	7,234,119
		$ 62,055,869
Health Care Technology — 0.2%
JMDC, Inc.	83,700	$ 2,078,221
		$ 2,078,221
Life Sciences Tools & Services — 11.0%
Danaher Corp.	161,116	$ 40,784,904
Lonza Group AG	22,692	11,844,232
Sartorius AG, PFC Shares	21,871	8,283,200
Thermo Fisher Scientific, Inc.	92,204	52,572,877
		$ 113,485,213
Security	Shares	Value
Managed Health Care — 9.1%
Centene Corp.(1)	164,203	$ 12,878,441
Humana, Inc.	27,083	9,487,717
UnitedHealth Group, Inc.	143,518	70,840,485
		$ 93,206,643
Metal, Glass & Plastic Containers — 0.6%
AptarGroup, Inc.	44,675	$ 6,275,050
		$ 6,275,050
Pharmaceuticals — 40.6%
AstraZeneca PLC	352,194	$ 44,395,257
Bristol-Myers Squibb Co.	463,442	23,519,682
Eli Lilly & Co.	128,425	96,791,354
Johnson & Johnson	225,695	36,422,659
Merck & Co., Inc.	204,188	25,962,504
Novo Nordisk AS, Class B	565,583	67,511,169
Pfizer, Inc.	359,209	9,540,591
Roche Holding AG PC	142,037	37,137,141
Royalty Pharma PLC, Class A	320,270	9,716,992
Sanofi SA	345,484	32,929,646
Zoetis, Inc.	173,276	34,365,830
		$ 418,292,825
Total Common Stocks (identified cost $549,518,564)		$1,000,219,359

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(2)(3)	370,370	$ 496,296
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 496,296

Exchange-Traded Funds — 1.9%
Security	Shares	Value
Equity Funds — 1.9%
SPDR S&P Biotech ETF(4)	194,177	$ 19,110,900
Total Exchange-Traded Funds (identified cost $13,774,141)		$ 19,110,900

6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.7%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	7,986,061	$ 7,986,061
Total Affiliated Fund (identified cost $7,986,061)		$ 7,986,061

Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	19,944,381	$ 19,944,381
Total Securities Lending Collateral (identified cost $19,944,381)		$ 19,944,381
Total Short-Term Investments (identified cost $27,930,442)		$ 27,930,442
Total Investments — 101.8% (identified cost $594,223,147)		$1,047,756,997
Other Assets, Less Liabilities — (1.8)%		$ (18,082,183)
Net Assets — 100.0%		$1,029,674,814
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(3)	Restricted security (see Note 8).
(4)	All or a portion of this security was on loan at February 29, 2024. The aggregate market value of securities on loan at February 29, 2024 was $18,919,769.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	81.9%	$843,170,771
Denmark	6.6	67,511,169
United Kingdom	4.3	44,395,257
Switzerland	4.0	41,286,147
Netherlands	0.8	8,376,180
Germany	0.8	8,283,200
Italy	0.8	8,221,051
Japan	0.7	7,402,322
Exchange-Traded Funds	1.9	19,110,900
Total Investments	101.8%	$1,047,756,997
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Statement of Assets and Liabilities (Unaudited)

February 29, 2024
Assets
Unaffiliated investments, at value (identified cost $586,237,086) — including $18,919,769 of securities on loan	$ 1,039,770,936
Affiliated investments, at value (identified cost $7,986,061)	7,986,061
Dividends receivable	1,467,761
Dividends receivable from affiliated investments	14,066
Receivable for Fund shares sold	667,724
Securities lending income receivable	6,901
Tax reclaims receivable	1,677,832
Receivable from affiliates	29,926
Trustees' deferred compensation plan	72,098
Total assets	$1,051,693,305
Liabilities
Collateral for securities loaned	$ 19,944,381
Payable for Fund shares redeemed	724,108
Payable to affiliates:
Investment adviser fee	533,587
Administration fee	121,655
Distribution and service fees	188,431
Trustees' deferred compensation plan	72,098
Accrued expenses	434,231
Total liabilities	$ 22,018,491
Net Assets	$1,029,674,814
Sources of Net Assets
Paid-in capital	$ 583,208,130
Distributable earnings	446,466,684
Net Assets	$1,029,674,814
Class A Shares
Net Assets	$ 725,697,281
Shares Outstanding	52,414,630
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.85
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.62
Class C Shares
Net Assets	$ 26,184,444
Shares Outstanding	1,878,795
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.94
Class I Shares
Net Assets	$ 216,030,517
Shares Outstanding	15,069,846
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.34
8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Statement of Assets and Liabilities (Unaudited) — continued

February 29, 2024
Class R Shares
Net Assets	$61,762,572
Shares Outstanding	4,090,645
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.10
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Statement of Operations (Unaudited)

Six Months Ended
February 29, 2024
Investment Income
Dividend income	$ 5,277,984
Dividend income from affiliated investments	56,690
Securities lending income, net	75,554
Total investment income	$ 5,410,228
Expenses
Investment adviser fee	$ 3,077,599
Administration fee	727,723
Distribution and service fees:
Class A	856,081
Class C	131,852
Class R	148,566
Trustees’ fees and expenses	31,541
Custodian fee	130,792
Transfer and dividend disbursing agent fees	420,544
Legal and accounting services	75,572
Printing and postage	32,446
Registration fees	33,650
Miscellaneous	27,894
Total expenses	$ 5,694,260
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 179,791
Total expense reductions	$ 179,791
Net expenses	$ 5,514,469
Net investment loss	$ (104,241)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 8,820,791
Foreign currency transactions	(30,645)
Net realized gain	$ 8,790,146
Change in unrealized appreciation (depreciation):
Investments	$ 66,975,294
Foreign currency	(391)
Net change in unrealized appreciation (depreciation)	$66,974,903
Net realized and unrealized gain	$75,765,049
Net increase in net assets from operations	$75,660,808
10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (104,241)	$ 2,918,279
Net realized gain	8,790,146	28,720,837
Net change in unrealized appreciation (depreciation)	66,974,903	67,292,213
Net increase in net assets from operations	$ 75,660,808	$ 98,931,329
Distributions to shareholders:
Class A	$ (16,988,877)	$ (31,184,360)
Class C	(607,410)	(1,571,533)
Class I	(5,264,238)	(9,520,729)
Class R	(1,256,108)	(2,378,115)
Total distributions to shareholders	$ (24,116,633)	$ (44,654,737)
Transactions in shares of beneficial interest:
Class A	$ (19,167,766)	$ (33,637,575)
Class C	(4,147,110)	(12,057,321)
Class I	1,756,175	(17,229,141)
Class R	(4,256,853)	325,762
Net decrease in net assets from Fund share transactions	$ (25,815,554)	$ (62,598,275)
Net increase (decrease) in net assets	$ 25,728,621	$ (8,321,683)
Net Assets
At beginning of period	$ 1,003,946,193	$ 1,012,267,876
At end of period	$1,029,674,814	$1,003,946,193
11
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Financial Highlights

	Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.150	$ 12.450	$ 15.260	$ 13.380	$ 11.610	$ 11.700
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.002)	$ 0.035	$ 0.030	$ 0.040	$ 0.061	$ 0.069
Net realized and unrealized gain (loss)	1.027	1.227	(1.634)	2.795	2.377	0.413
Total income (loss) from operations	$ 1.025	$ 1.262	$ (1.604)	$ 2.835	$ 2.438	$ 0.482
Less Distributions
From net investment income	$ (0.017)	$ (0.027)	$ (0.035)	$ (0.066)	$ (0.072)	$ (0.035)
From net realized gain	(0.308)	(0.535)	(1.171)	(0.889)	(0.596)	(0.537)
Total distributions	$ (0.325)	$ (0.562)	$ (1.206)	$ (0.955)	$ (0.668)	$ (0.572)
Net asset value — End of period	$ 13.850	$ 13.150	$ 12.450	$ 15.260	$ 13.380	$ 11.610
Total Return(2)(3)	8.05% (4)	10.21%	(11.32)%	22.58%	21.74%	4.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$725,697	$708,283	$703,965	$853,051	$761,814	$698,865
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.15% (6)(7)	1.13% (7)	1.20% (7)	1.16%	1.22%	1.09%
Net investment income (loss)	(0.04)% (6)	0.28%	0.22%	0.30%	0.50%	0.61%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	4% (4)	21%	27%	32%	38%	3% (9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.04%, 0.01%, 0.01%, 0.04% and 0.07% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.270	$ 12.630	$ 15.440	$ 13.500	$ 11.690	$ 11.770
Income (Loss) From Operations
Net investment loss(1)	$ (0.051)	$ (0.063)	$ (0.076)	$ (0.065)	$ (0.032)	$ (0.040)
Net realized and unrealized gain (loss)	1.029	1.238	(1.648)	2.836	2.384	0.437
Total income (loss) from operations	$ 0.978	$ 1.175	$ (1.724)	$ 2.771	$ 2.352	$ 0.397
Less Distributions
From net realized gain	$ (0.308)	$ (0.535)	$ (1.086)	$ (0.831)	$ (0.542)	$ (0.477)
Total distributions	$ (0.308)	$ (0.535)	$ (1.086)	$ (0.831)	$ (0.542)	$ (0.477)
Net asset value — End of period	$13.940	$13.270	$12.630	$15.440	$13.500	$11.690
Total Return(2)(3)	7.61% (4)	9.35%	(11.91)%	21.68%	20.70%	3.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 26,184	$ 29,164	$ 39,615	$ 56,172	$ 62,657	$ 63,886
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.90% (6)(7)	1.88% (7)	1.95% (7)	1.91%	1.97%	1.84%
Net investment loss	(0.79)% (6)	(0.49)%	(0.54)%	(0.47)%	(0.26)%	(0.35)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	4% (4)	21%	27%	32%	38%	3% (9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.04%, 0.01%, 0.01%, 0.04% and 0.07% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.620	$ 12.880	$ 15.740	$ 13.770	$ 11.930	$ 12.010
Income (Loss) From Operations
Net investment income(1)	$ 0.014	$ 0.069	$ 0.068	$ 0.077	$ 0.094	$ 0.098
Net realized and unrealized gain (loss)	1.064	1.267	(1.686)	2.881	2.443	0.424
Total income (loss) from operations	$ 1.078	$ 1.336	$ (1.618)	$ 2.958	$ 2.537	$ 0.522
Less Distributions
From net investment income	$ (0.050)	$ (0.061)	$ (0.071)	$ (0.099)	$ (0.101)	$ (0.065)
From net realized gain	(0.308)	(0.535)	(1.171)	(0.889)	(0.596)	(0.537)
Total distributions	$ (0.358)	$ (0.596)	$ (1.242)	$ (0.988)	$ (0.697)	$ (0.602)
Net asset value — End of period	$ 14.340	$ 13.620	$ 12.880	$ 15.740	$ 13.770	$ 11.930
Total Return(2)(3)	8.20% (4)	10.46%	(11.07)%	22.89%	22.04%	4.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$216,031	$203,614	$209,646	$221,892	$192,629	$169,013
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.90% (6)(7)	0.88% (7)	0.95% (7)	0.91%	0.97%	0.84%
Net investment income	0.21% (6)	0.52%	0.47%	0.55%	0.75%	0.84%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	4% (4)	21%	27%	32%	38%	3% (9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.04%, 0.01%, 0.01%, 0.04% and 0.07% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Financial Highlights — continued

	Class R
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.310	$ 13.520	$ 16.450	$ 14.350	$ 12.400	$ 12.460
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.020)	$ 0.004	$ (0.004)	$ 0.008	$ 0.033	$ 0.042
Net realized and unrealized gain (loss)	1.118	1.321	(1.761)	3.008	2.547	0.440
Total income (loss) from operations	$ 1.098	$ 1.325	$ (1.765)	$ 3.016	$ 2.580	$ 0.482
Less Distributions
From net investment income	$ —	$ —	$ —	$ (0.027)	$ (0.034)	$ (0.005)
From net realized gain	(0.308)	(0.535)	(1.165)	(0.889)	(0.596)	(0.537)
Total distributions	$ (0.308)	$ (0.535)	$ (1.165)	$ (0.916)	$ (0.630)	$ (0.542)
Net asset value — End of period	$15.100	$14.310	$13.520	$16.450	$14.350	$12.400
Total Return(2)(3)	7.90% (4)	9.86%	(11.46)%	22.24%	21.46%	4.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 61,763	$ 62,885	$ 59,042	$ 70,502	$ 60,480	$ 57,674
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.40% (6)(7)	1.38% (7)	1.45% (7)	1.41%	1.47%	1.34%
Net investment income (loss)	(0.29)% (6)	0.03%	(0.02)%	0.05%	0.25%	0.35%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	32%
Portfolio Turnover of the Fund	4% (4)	21%	27%	32%	38%	3% (9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.04%, 0.04%, 0.01%, 0.01%, 0.04% and 0.07% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
16

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 29, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 29, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 601,714,957
Gross unrealized appreciation	$ 465,241,748
Gross unrealized depreciation	(19,199,708)
Net unrealized appreciation	$ 446,042,040
17

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 29, 2024, the investment adviser fee, including an upward performance adjustment of $5,376, amounted to $3,077,599 or 0.63% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 29, 2024, the investment adviser fee paid was reduced by $1,593 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2024, the administration fee amounted to $727,723.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 1, 2025. Pursuant to this agreement, EVM and EVAIL were allocated $178,198 in total of the Fund’s operating expenses for the six months ended February 29, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2024, EVM earned $85,558 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,432 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended February 29, 2024 in the amount of $1,055. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2024 amounted to $856,081 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2024, the Fund paid or accrued to EVD $98,889 for Class C shares.
18

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 29, 2024, the Fund paid or accrued to EVD $74,283 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2024 amounted to $32,963 and $74,283 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2024, the Fund was informed that EVD received $532 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $40,913,350 and $96,871,876, respectively, for the six months ended February 29, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	857,713	$ 11,073,597	1,862,519	$ 23,768,264
Issued to shareholders electing to receive payments of distributions in Fund shares	1,217,419	15,229,910	2,158,139	27,926,322
Redemptions	(3,515,369)	(45,471,273)	(6,686,737)	(85,332,161)
Net decrease	(1,440,237)	$(19,167,766)	(2,666,079)	$(33,637,575)
Class C
Sales	94,306	$ 1,237,809	188,599	$ 2,415,884
Issued to shareholders electing to receive payments of distributions in Fund shares	47,253	596,336	117,840	1,547,245
Redemptions	(460,749)	(5,981,255)	(1,245,545)	(16,020,450)
Net decrease	(319,190)	$ (4,147,110)	(939,106)	$(12,057,321)
19

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	1,233,241	$ 16,697,028	2,203,781	$ 29,179,286
Issued to shareholders electing to receive payments of distributions in Fund shares	335,120	4,339,808	600,437	8,033,848
Redemptions	(1,444,899)	(19,280,661)	(4,131,027)	(54,442,275)
Net increase (decrease)	123,462	$ 1,756,175	(1,326,809)	$(17,229,141)
Class R
Sales	135,481	$ 1,912,573	574,116	$ 7,917,261
Issued to shareholders electing to receive payments of distributions in Fund shares	91,902	1,254,455	168,280	2,374,425
Redemptions	(530,443)	(7,423,881)	(716,936)	(9,965,924)
Net increase (decrease)	(303,060)	$ (4,256,853)	25,460	$ 325,762
8  Restricted Securities
At February 29, 2024, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$ 3,000,000	$ 496,296
Total Restricted Securities			$3,000,000	$496,296
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2024.
20

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 29, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $18,919,769 and $19,944,381, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$19,944,381	$ —	$ —	$ —	$19,944,381
The carrying amount of the liability for collateral for securities loaned at February 29, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 29, 2024.
11  Affiliated Investments
At February 29, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,986,061, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,890,453	$45,704,467	$(42,608,859)	$ —	$ —	$7,986,061	$56,690	7,986,061
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
21

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$ 108,598,078	$ 21,443,699	$ —	$ 130,041,777
Health Care Distributors	20,979,974	8,221,051	—	29,201,025
Health Care Equipment	137,857,681	7,725,055	—	145,582,736
Health Care Supplies	35,014,908	27,040,961	—	62,055,869
Health Care Technology	—	2,078,221	—	2,078,221
Life Sciences Tools & Services	93,357,781	20,127,432	—	113,485,213
Managed Health Care	93,206,643	—	—	93,206,643
Metal, Glass & Plastic Containers	6,275,050	—	—	6,275,050
Pharmaceuticals	236,319,612	181,973,213	—	418,292,825
Total Common Stocks	$ 731,609,727	$ 268,609,632**	$ —	$1,000,219,359
Convertible Preferred Stocks	$ —	$ —	$ 496,296	$ 496,296
Exchange-Traded Funds	19,110,900	—	—	19,110,900
Short-Term Investments:
Affiliated Fund	7,986,061	—	—	7,986,061
Securities Lending Collateral	19,944,381	—	—	19,944,381
Total Investments	$ 778,651,069	$ 268,609,632	$ 496,296	$1,047,756,997
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 29, 2024 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s interests can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
22

Eaton Vance
Worldwide Health Sciences Fund
February 29, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
23

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
24

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn't jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.29.24

Eaton Vance
Greater China Growth Fund
Semiannual Report
February 29, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2024
Eaton Vance
Greater China Growth Fund

Eaton Vance
Greater China Growth Fund
February 29, 2024
Performance

Portfolio Manager(s) Amay Hattangadi, CFA of Morgan Stanley Investment Management Company and Leon Sun, CFA of Morgan Stanley Asia Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	(15.84)%	(25.92)%	(6.16)%	0.54%
Class A with 5.25% Maximum Sales Charge	—	—	(20.28)	(29.79)	(7.16)	0.00 [3]
Class C at NAV	12/28/1993	10/28/1992	(16.14)	(26.48)	(6.82)	(0.02)
Class C with 1% Maximum Deferred Sales Charge	—	—	(16.91)	(27.15)	(6.82)	(0.02)
Class I at NAV	10/01/2009	10/28/1992	(15.77)	(25.74)	(5.89)	0.84

MSCI China Index	—	—	(9.75)%	(14.12)%	(6.05)%	0.97%
% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I
Gross	1.68%	2.43%	1.43%
Net	1.50	2.25	1.25
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Greater China Growth Fund
February 29, 2024
Fund Profile

Regional Allocation (% of net assets)
Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Tencent Holdings Ltd.	15.4%
China Construction Bank Corp., Class H	13.5
PDD Holdings, Inc. ADR	12.1
NetEase, Inc.	6.0
China Merchants Bank Co. Ltd., Class H	4.4
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3.4
Gree Electric Appliances, Inc., Class A	3.3
Kweichow Moutai Co. Ltd., Class A	3.2
Onewo, Inc., Class H	3.0
NARI Technology Co. Ltd., Class A	2.7
Total	67.0%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Greater China Growth Fund
February 29, 2024
Endnotes and Additional Disclosures

[1]	MSCI China Index is designed to measure the large- and mid-cap segments of the Chinese equity market and is part of the broader MSCI Emerging Markets Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Amount is less than 0.005%.
[4]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Greater China Growth Fund
February 29, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 841.60	$ 6.96**	1.52%
Class C	$1,000.00	$ 838.60	$10.38**	2.27%
Class I	$1,000.00	$ 842.30	$ 5.82**	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.31	$ 7.62**	1.52%
Class C	$1,000.00	$1,013.58	$11.36**	2.27%
Class I	$1,000.00	$1,018.55	$ 6.37**	1.27%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Greater China Growth Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
China — 93.2%
Banks — 17.9%
China Construction Bank Corp., Class H	7,429,000	$ 4,607,140
China Merchants Bank Co. Ltd., Class H	387,000	1,496,536
		$ 6,103,676
Beverages — 5.8%
Kweichow Moutai Co. Ltd., Class A	4,700	$ 1,104,584
Nongfu Spring Co. Ltd., Class H(1)	154,400	873,101
		$ 1,977,685
Broadline Retail — 12.1%
PDD Holdings, Inc. ADR(2)	33,010	$ 4,111,065
		$ 4,111,065
Construction & Engineering — 1.2%
China State Construction International Holdings Ltd.	378,000	$ 421,210
		$ 421,210
Electrical Equipment — 2.7%
NARI Technology Co. Ltd., Class A	287,020	$ 924,043
		$ 924,043
Electronic Equipment, Instruments & Components — 1.9%
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	16,721	$ 653,510
		$ 653,510
Entertainment — 6.0%
NetEase, Inc.	93,700	$ 2,035,405
		$ 2,035,405
Food Products — 1.8%
Anjoy Foods Group Co. Ltd., Class A	51,200	$ 620,123
		$ 620,123
Health Care Equipment & Supplies — 3.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	28,900	$ 1,157,658
		$ 1,157,658
Security	Shares	Value
Health Care Providers & Services — 1.1%
Hygeia Healthcare Holdings Co. Ltd.(1)	102,600	$ 385,144
		$ 385,144
Hotels, Restaurants & Leisure — 8.6%
Atour Lifestyle Holdings Ltd. ADR	23,507	$ 455,566
H World Group Ltd.	101,400	374,087
Luckin Coffee, Inc. ADR(2)	19,519	430,023
Meituan, Class B(1)(2)	60,310	612,277
Trip.com Group Ltd.(2)	12,800	580,995
Yum China Holdings, Inc.	10,600	460,129
		$ 2,913,077
Household Durables — 3.3%
Gree Electric Appliances, Inc., Class A	209,346	$ 1,134,988
		$ 1,134,988
Interactive Media & Services — 15.4%
Tencent Holdings Ltd.	149,400	$ 5,233,574
		$ 5,233,574
Life Sciences Tools & Services — 1.4%
WuXi Biologics Cayman, Inc.(1)(2)	207,500	$ 491,486
		$ 491,486
Machinery — 1.1%
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	577,200	$ 372,765
		$ 372,765
Personal Care Products — 1.6%
Proya Cosmetics Co. Ltd., Class A	36,720	$ 540,411
		$ 540,411
Real Estate Management & Development — 5.5%
KE Holdings, Inc. ADR	63,649	$ 864,990
Onewo, Inc., Class H	409,900	1,004,084
		$ 1,869,074
Textiles, Apparel & Luxury Goods — 2.4%
ANTA Sports Products Ltd.	69,200	$ 674,634
Shenzhou International Group Holdings Ltd.	17,600	144,364
		$ 818,998
Total China (identified cost $31,034,562)		$31,763,892

6
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong — 4.7%
Beverages — 2.6%
China Resources Beer Holdings Co. Ltd.	208,000	$ 896,263
		$ 896,263
Machinery — 2.1%
Morimatsu International Holdings Co. Ltd.(2)	1,185,000	$ 715,972
		$ 715,972
Total Hong Kong (identified cost $2,639,473)		$ 1,612,235
Total Common Stocks (identified cost $33,674,035)		$33,376,127

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	479,942	$ 479,942
Total Short-Term Investments (identified cost $479,942)		$ 479,942
Total Investments — 99.3% (identified cost $34,153,977)		$33,856,069
Other Assets, Less Liabilities — 0.7%		$ 231,015
Net Assets — 100.0%		$34,087,084
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $2,362,008 or 6.9% of the Fund's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
Abbreviations:
ADR	– American Depositary Receipt
7
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Statement of Assets and Liabilities (Unaudited)

February 29, 2024
Assets
Unaffiliated investments, at value (identified cost $33,674,035)	$ 33,376,127
Affiliated investments, at value (identified cost $479,942)	479,942
Dividends receivable from affiliated investments	9,402
Receivable for investments sold	4,137,438
Receivable for Fund shares sold	22,935
Receivable from affiliates	21,275
Trustees' deferred compensation plan	10,306
Total assets	$38,057,425
Liabilities
Demand note payable	$ 3,740,000
Payable for Fund shares redeemed	109,707
Payable to affiliates:
Investment adviser fee	21,347
Administration fee	4,306
Distribution and service fees	6,063
Trustees' deferred compensation plan	10,306
Accrued expenses	78,612
Total liabilities	$ 3,970,341
Net Assets	$34,087,084
Sources of Net Assets
Paid-in capital	$ 39,822,594
Accumulated loss	(5,735,510)
Net Assets	$34,087,084
Class A Shares
Net Assets	$ 29,425,033
Shares Outstanding	2,401,121
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.25
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.93
Class C Shares
Net Assets	$ 452,388
Shares Outstanding	41,225
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.97
Class I Shares
Net Assets	$ 4,209,663
Shares Outstanding	337,780
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.46
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Statement of Operations (Unaudited)

Six Months Ended
February 29, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $6,169)	$ 117,918
Dividend income from affiliated investments	14,493
Total investment income	$ 132,411
Expenses
Investment adviser fee	$ 150,111
Administration fee	30,022
Distribution and service fees:
Class A	42,509
Class C	2,735
Trustees’ fees and expenses	1,435
Custodian fee	25,806
Transfer and dividend disbursing agent fees	48,310
Legal and accounting services	43,060
Printing and postage	3,442
Registration fees	23,500
Interest expense and fees	4,245
Miscellaneous	5,722
Total expenses	$ 380,897
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 81,531
Total expense reductions	$ 81,531
Net expenses	$ 299,366
Net investment loss	$ (166,955)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (4,649,587)
Foreign currency transactions	(11,203)
Net realized loss	$(4,660,790)
Change in unrealized appreciation (depreciation):
Investments	$ (1,711,457)
Foreign currency	526
Net change in unrealized appreciation (depreciation)	$(1,710,931)
Net realized and unrealized loss	$(6,371,721)
Net decrease in net assets from operations	$(6,538,676)
9
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (166,955)	$ 295,817
Net realized gain (loss)	(4,660,790)	3,079,108
Net change in unrealized appreciation (depreciation)	(1,710,931)	(10,432,841)
Net decrease in net assets from operations	$ (6,538,676)	$ (7,057,916)
Distributions to shareholders:
Class A	$ (2,605,923)	$ (2,918,441)
Class C	(46,435)	(54,815)
Class I	(401,940)	(440,721)
Total distributions to shareholders	$ (3,054,298)	$ (3,413,977)
Transactions in shares of beneficial interest:
Class A	$ (3,068,665)	$ (3,963,912)
Class C	(72,868)	(122,705)
Class I	(779,862)	(875,335)
Net decrease in net assets from Fund share transactions	$ (3,921,395)	$ (4,961,952)
Net decrease in net assets	$(13,514,369)	$(15,433,845)
Net Assets
At beginning of period	$ 47,601,453	$ 63,035,298
At end of period	$ 34,087,084	$ 47,601,453
10
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Financial Highlights

	Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.800	$ 18.880	$ 26.870	$ 27.280	$ 23.200	$ 24.560
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.060)	$ 0.089	$ 0.029	$ (0.015)	$ 0.086	$ 0.094
Net realized and unrealized gain (loss)	(2.351)	(2.093)	(6.705)	2.383	4.785	0.604
Total income (loss) from operations	$ (2.411)	$ (2.004)	$ (6.676)	$ 2.368	$ 4.871	$ 0.698
Less Distributions
From net investment income	$ (0.027)	$ —	$ —	$ (0.072)	$ (0.074)	$ (0.153)
From net realized gain	(1.112)	(1.076)	(1.314)	(2.706)	(0.717)	(1.905)
Total distributions	$ (1.139)	$ (1.076)	$ (1.314)	$ (2.778)	$ (0.791)	$ (2.058)
Net asset value — End of period	$12.250	$15.800	$18.880	$26.870	$27.280	$23.200
Total Return(2)	(15.84)% (3)(4)	(11.28)% (3)	(26.08)% (3)	8.48%	21.44%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 29,425	$ 40,926	$ 53,597	$ 84,359	$ 85,096	$ 78,942
Ratios (as a percentage of average daily net assets):
Expenses	1.52% (3)(5)(6)(7)	1.50% (3)(6)	1.53% (3)(6)	1.73%	1.80%	1.83%
Net investment income (loss)	(0.86)% (5)	0.52%	0.13%	(0.05)%	0.36%	0.41%
Portfolio Turnover	33% (4)	34%	78%	10%	9%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The sub-adviser and/or administrator reimbursed certain operating expenses (equal to 0.41%, 0.18% and 0.07% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
(7)	Includes interest expense of 0.02% for the six months ended February 29, 2024.
11
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.300	$ 17.320	$ 24.930	$ 25.350	$ 21.690	$ 23.090
Income (Loss) From Operations
Net investment loss(1)	$ (0.101)	$ (0.040)	$ (0.126)	$ (0.206)	$ (0.106)	$ (0.170)
Net realized and unrealized gain (loss)	(2.117)	(1.904)	(6.170)	2.227	4.483	0.675
Total income (loss) from operations	$ (2.218)	$ (1.944)	$ (6.296)	$ 2.021	$ 4.377	$ 0.505
Less Distributions
From net realized gain	$ (1.112)	$ (1.076)	$ (1.314)	$ (2.441)	$ (0.717)	$ (1.905)
Total distributions	$ (1.112)	$ (1.076)	$ (1.314)	$ (2.441)	$ (0.717)	$ (1.905)
Net asset value — End of period	$10.970	$14.300	$17.320	$24.930	$25.350	$21.690
Total Return(2)	(16.14)% (3)(4)	(11.98)% (3)	(26.60)% (3)	7.74%	20.59%	2.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 452	$ 669	$ 955	$ 1,460	$ 2,261	$ 3,736
Ratios (as a percentage of average daily net assets):
Expenses	2.27% (3)(5)(6)(7)	2.25% (3)(6)	2.28% (3)(6)	2.43%	2.50%	2.53%
Net investment loss	(1.61)% (5)	(0.26)%	(0.61)%	(0.77)%	(0.47)%	(0.80)%
Portfolio Turnover	33% (4)	34%	78%	10%	9%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The sub-adviser and/or administrator reimbursed certain operating expenses (equal to 0.41%, 0.18% and 0.07% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
(7)	Includes interest expense of 0.02% for the six months ended February 29, 2024.
12
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 16.090	$ 19.150	$ 27.170	$ 27.550	$ 23.420	$ 24.790
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.043)	$ 0.124	$ 0.067	$ 0.094	$ 0.109	$ 0.302
Net realized and unrealized gain (loss)	(2.400)	(2.108)	(6.773)	2.383	4.883	0.466
Total income (loss) from operations	$ (2.443)	$ (1.984)	$ (6.706)	$ 2.477	$ 4.992	$ 0.768
Less Distributions
From net investment income	$ (0.075)	$ —	$ —	$ (0.151)	$ (0.145)	$ (0.233)
From net realized gain	(1.112)	(1.076)	(1.314)	(2.706)	(0.717)	(1.905)
Total distributions	$ (1.187)	$ (1.076)	$ (1.314)	$ (2.857)	$ (0.862)	$ (2.138)
Net asset value — End of period	$12.460	$16.090	$19.150	$27.170	$27.550	$23.420
Total Return(2)	(15.77)% (3)(4)	(11.00)% (3)	(25.89)% (3)	8.81%	21.81%	3.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,210	$ 6,006	$ 8,483	$ 24,472	$ 17,646	$ 21,552
Ratios (as a percentage of average daily net assets):
Expenses	1.27% (3)(5)(6)(7)	1.25% (3)(6)	1.28% (3)(6)	1.43%	1.50%	1.53%
Net investment income (loss)	(0.61)% (5)	0.71%	0.29%	0.32%	0.45%	1.29%
Portfolio Turnover	33% (4)	34%	78%	10%	9%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The sub-adviser and/or administrator reimbursed certain operating expenses (equal to 0.41%, 0.18% and 0.07% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
(7)	Includes interest expense of 0.02% for the six months ended February 29, 2024.
13
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 29, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 29, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
14

Eaton Vance
Greater China Growth Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 29, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 34,153,977
Gross unrealized appreciation	$ 8,036,924
Gross unrealized depreciation	(8,334,832)
Net unrealized depreciation	$ (297,908)
15

Eaton Vance
Greater China Growth Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
For the six months ended February 29, 2024, the investment adviser fee amounted to $150,111 or 0.75% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. MSIM Company uses the portfolio management, research and other resources of its affiliate, Morgan Stanley Asia Limited (MSAL), in rendering investment advisory services to the Fund. MSAL has entered into a Memorandum of Understanding with MSIM Company pursuant to which MSAL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 29, 2024, the investment adviser fee paid was reduced by $333 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 29, 2024, the administration fee amounted to $30,022.
EVM and MSIM Company have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2025. Pursuant to this agreement, EVM and MSIM Company were allocated $81,198 in total of the Fund’s operating expenses for the six months ended February 29, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2024, EVM earned $16,668 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $169 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2024 amounted to $42,509 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2024, the Fund paid or accrued to EVD $2,051 for Class C shares.
16

Eaton Vance
Greater China Growth Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2024 amounted to $684 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $12,953,361 and $20,919,364, respectively, for the six months ended February 29, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	154,583	$ 1,910,519	56,693	$ 1,020,036
Issued to shareholders electing to receive payments of distributions in Fund shares	171,002	2,276,037	142,913	2,553,864
Redemptions	(514,003)	(7,255,221)	(448,364)	(7,537,812)
Net decrease	(188,418)	$ (3,068,665)	(248,758)	$ (3,963,912)
Class C
Sales	145	$ 1,793	1,307	$ 21,767
Issued to shareholders electing to receive payments of distributions in Fund shares	3,889	46,435	3,369	54,815
Redemptions	(9,588)	(121,096)	(13,062)	(199,287)
Net decrease	(5,554)	$ (72,868)	(8,386)	$ (122,705)
Class I
Sales	913,392	$ 12,080,505	935,350	$ 16,947,624
Issued to shareholders electing to receive payments of distributions in Fund shares	28,995	392,303	23,738	431,078
Redemptions	(977,978)	(13,252,670)	(1,028,646)	(18,254,037)
Net decrease	(35,591)	$ (779,862)	(69,558)	$ (875,335)
17

Eaton Vance
Greater China Growth Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At February 29, 2024, the Fund had a balance outstanding pursuant to this line of credit of $3,740,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 29, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 29, 2024. Average borrowings and the average annual interest rate (excluding fees) for the six months ended February 29, 2024 were $131,868 and 6.37%, respectively.
9  Affiliated Investments
At February 29, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $479,942, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$148,573	$17,188,039	$(16,856,670)	$ —	$ —	$479,942	$14,493	479,942
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 7,268,979	$ —	$ 7,268,979
Consumer Discretionary	4,996,654	3,981,474	—	8,978,128
Consumer Staples	—	4,034,482	—	4,034,482
Financials	—	6,103,676	—	6,103,676
Health Care	—	2,034,288	—	2,034,288
Industrials	—	2,433,990	—	2,433,990
Information Technology	—	653,510	—	653,510
18

Eaton Vance
Greater China Growth Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Real Estate	$ 864,990	$ 1,004,084	$ —	$ 1,869,074
Total Common Stocks	$ 5,861,644	$ 27,514,483*	$ —	$33,376,127
Short-Term Investments	$ 479,942	$ —	$ —	$ 479,942
Total Investments	$ 6,341,586	$ 27,514,483	$ —	$33,856,069
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
19

Eaton Vance
Greater China Growth Fund
February 29, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
20

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
21

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
23

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.29.24

Eaton Vance
Richard Bernstein All Asset Strategy Fund
Semiannual Report
February 29, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2024
Eaton Vance
Richard Bernstein All Asset Strategy Fund

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Performance

Portfolio Manager(s) Richard Bernstein, Matthew Griswold, CFA, Henry Timmons, CFA and Dan Suzuki, CFA, each of Richard Bernstein Advisors LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2011	09/30/2011	3.61%	6.20%	2.70%	3.13%
Class A with 5.25% Maximum Sales Charge	—	—	(1.85)	0.63	1.61	2.57
Class C at NAV	09/30/2011	09/30/2011	3.18	5.34	1.93	2.50
Class C with 1% Maximum Deferred Sales Charge	—	—	2.18	4.34	1.93	2.50
Class I at NAV	09/30/2011	09/30/2011	3.78	6.45	2.96	3.38

Bloomberg U.S. Aggregate Bond Index	—	—	2.35%	3.33%	0.56%	1.43%
MSCI ACWI Index	—	—	11.66	23.15	10.50	8.37
Blended Index	—	—	6.05	10.99	4.73	4.39
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.29%	2.04%	1.04%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Fund Profile

Asset Allocation (% of net assets)
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
Janus Henderson Mortgage-Backed Securities ETF	21.4%
WisdomTree Floating Rate Treasury Fund	10.2
iShares MSCI China ETF	3.3
iShares MSCI India ETF	1.8
Microsoft Corp.	1.8
Apple, Inc.	1.7
U.S. Treasury Bonds, 2.25%, 5/15/41	1.7
iShares MSCI Taiwan ETF	1.7
U.S. Treasury Bonds, 1.875%, 2/15/41	1.5
U.S. Treasury Bonds, 1.75%, 8/15/41	1.4
Total	46.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,036.10	$ 6.23	1.23%
Class C	$1,000.00	$1,031.80	$10.05	1.99%
Class I	$1,000.00	$1,037.80	$ 4.97	0.98%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.17	1.23%
Class C	$1,000.00	$1,014.97	$ 9.97	1.99%
Class I	$1,000.00	$1,019.99	$ 4.92	0.98%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
5

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 36.5%
Security	Shares	Value
Aerospace & Defense — 1.2%
Airbus SE	3,240	$ 536,087
BAE Systems PLC	33,836	531,112
Boeing Co.(1)	1,527	311,080
General Dynamics Corp.	3,248	887,516
Howmet Aerospace, Inc.	6,294	418,866
L3Harris Technologies, Inc.	3,167	670,327
Lockheed Martin Corp.	1,108	474,490
Northrop Grumman Corp.	2,658	1,225,391
RTX Corp.	4,761	426,919
		$ 5,481,788
Air Freight & Logistics — 0.1%
FedEx Corp.	1,265	$ 314,947
United Parcel Service, Inc., Class B	2,230	330,620
		$ 645,567
Automobiles — 0.8%
Ford Motor Co.	30,348	$ 377,529
Mercedes-Benz Group AG	12,482	994,626
Tesla, Inc.(1)	7,539	1,521,973
Toyota Motor Corp.	28,200	679,237
		$ 3,573,365
Banks — 1.2%
Bank of America Corp.	20,862	$ 720,156
BNP Paribas SA	5,907	354,538
Citigroup, Inc.	6,361	352,972
Citizens Financial Group, Inc.	13,251	415,949
Eastern Bankshares, Inc.	27,663	357,406
FB Financial Corp.	12,791	455,871
First Hawaiian, Inc.	24,943	522,805
JPMorgan Chase & Co.	3,695	687,492
Stellar Bancorp, Inc.	15,610	369,957
Veritex Holdings, Inc.	19,228	377,446
Wells Fargo & Co.	20,776	1,154,938
		$ 5,769,530
Beverages — 1.0%
Anheuser-Busch InBev SA	14,959	$ 904,130
Asahi Group Holdings Ltd.	14,600	500,159
Coca-Cola Co.	20,317	1,219,426
Heineken NV	9,255	855,081
Kirin Holdings Co. Ltd.	23,600	328,090
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	1,879	$ 310,674
Pernod Ricard SA	5,035	841,518
		$ 4,959,078
Biotechnology — 0.6%
AbbVie, Inc.	4,887	$ 860,356
Amgen, Inc.	1,757	481,119
Gilead Sciences, Inc.	8,927	643,637
Regeneron Pharmaceuticals, Inc.(1)	418	403,826
Vertex Pharmaceuticals, Inc.(1)	1,349	567,578
		$ 2,956,516
Broadline Retail — 1.0%
Amazon.com, Inc.(1)	26,893	$ 4,753,607
		$ 4,753,607
Building Products — 0.4%
Carrier Global Corp.	6,260	$ 347,931
CSW Industrials, Inc.	1,967	453,177
Daikin Industries Ltd.	3,700	521,486
Resideo Technologies, Inc.(1)	20,993	468,774
		$ 1,791,368
Capital Markets — 1.2%
Ares Management Corp., Class A	3,371	$ 447,096
Brightsphere Investment Group, Inc.	18,092	409,965
Brookfield Asset Management Ltd., Class A(2)	14,444	588,658
Brookfield Corp.	10,783	444,938
CME Group, Inc.	2,642	582,165
Hamilton Lane, Inc., Class A	3,824	439,186
Houlihan Lokey, Inc.	3,302	424,835
KKR & Co., Inc.	4,301	422,616
Moelis & Co., Class A	7,455	402,868
Partners Group Holding AG	412	592,401
Tradeweb Markets, Inc., Class A	4,307	455,767
Victory Capital Holdings, Inc., Class A	10,363	398,250
		$ 5,608,745
Chemicals — 0.9%
AdvanSix, Inc.	10,061	$ 281,507
Akzo Nobel NV	2,620	190,969
Arkema SA	3,254	337,284
Corteva, Inc.	6,781	362,919
Dow, Inc.	15,463	864,073
EMS-Chemie Holding AG	830	579,205
Kaneka Corp.	13,400	322,161

6
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Linde PLC	1,266	$ 568,206
NOF Corp.	7,600	341,736
Novozymes AS, Class B	5,713	322,258
		$ 4,170,318
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,488	$ 511,657
		$ 511,657
Construction & Engineering — 0.3%
API Group Corp.(1)	13,493	$ 472,930
COMSYS Holdings Corp.	24,400	538,574
Eiffage SA	4,734	515,523
		$ 1,527,027
Consumer Finance — 0.4%
AEON Financial Service Co. Ltd.(2)	40,100	$ 350,180
American Express Co.	2,080	456,394
SLM Corp.	25,415	529,394
Synchrony Financial	11,093	458,141
		$ 1,794,109
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd.(2)	15,100	$ 360,542
Alimentation Couche-Tard, Inc.(2)	11,402	707,148
Walmart, Inc.	12,354	724,068
		$ 1,791,758
Containers & Packaging — 0.1%
Silgan Holdings, Inc.	7,506	$ 329,589
Sonoco Products Co.	5,574	315,934
		$ 645,523
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	20,843	$ 352,872
		$ 352,872
Electric Utilities — 0.9%
Constellation Energy Corp.	3,135	$ 528,091
Duke Energy Corp.	3,604	330,955
Enel SpA	180,039	1,145,597
Exelon Corp.	7,734	277,187
Hydro One Ltd.(3)	34,567	1,030,273
Iberdrola SA	28,270	324,685
Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	24,064	$ 401,628
Southern Co.	6,397	430,198
		$ 4,468,614
Electrical Equipment — 0.4%
Eaton Corp. PLC	5,895	$ 1,703,655
nVent Electric PLC	6,232	419,538
		$ 2,123,193
Electronic Equipment, Instruments & Components — 0.4%
Hexagon AB, Class B	32,299	$ 378,886
Keyence Corp.	1,500	702,983
Knowles Corp.(1)	30,087	491,622
Kyocera Corp.	22,092	326,044
		$ 1,899,535
Energy Equipment & Services — 0.3%
Baker Hughes Co.	9,672	$ 286,194
ChampionX Corp.	9,561	296,965
Halliburton Co.	8,455	296,517
Schlumberger NV	7,342	354,839
		$ 1,234,515
Financial Services — 1.1%
Apollo Global Management, Inc.	4,111	$ 459,610
Berkshire Hathaway, Inc., Class B(1)	4,646	1,902,072
Corebridge Financial, Inc.	17,560	436,015
Enact Holdings, Inc.	12,600	349,272
Equitable Holdings, Inc.	12,532	429,096
Mastercard, Inc., Class A	955	453,396
ORIX Corp.	21,100	443,322
PayPal Holdings, Inc.(1)	5,860	353,592
Visa, Inc., Class A	1,751	494,903
		$ 5,321,278
Food Products — 1.1%
Barry Callebaut AG	445	$ 625,157
Danone SA	15,793	1,007,772
Ezaki Glico Co. Ltd.	28,000	834,753
House Foods Group, Inc.	15,100	316,431
Kagome Co. Ltd.	14,100	324,062
Kerry Group PLC, Class A	3,542	311,029
Nestle SA	10,874	1,127,821
Saputo, Inc.(2)	23,295	473,916
		$ 5,020,941

7
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 0.8%
Canadian National Railway Co.	2,699	$ 349,956
Central Japan Railway Co.	14,500	364,673
CSX Corp.	13,567	514,732
Schneider National, Inc., Class B	12,556	295,694
TFI International, Inc.(2)	3,458	510,922
Uber Technologies, Inc.(1)	8,418	669,231
U-Haul Holding Co., Non Voting Shares	6,484	412,188
Union Pacific Corp.	1,711	434,064
		$ 3,551,460
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	5,567	$ 660,469
Becton Dickinson & Co.	1,240	292,082
Boston Scientific Corp.(1)	8,954	592,844
Cochlear Ltd.(2)	1,957	446,105
EssilorLuxottica SA	4,441	942,976
Intuitive Surgical, Inc.(1)	1,642	633,155
Medtronic PLC	7,389	615,947
Stryker Corp.	1,228	428,658
		$ 4,612,236
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	3,635	$ 407,047
Cencora, Inc.	4,523	1,065,619
Centene Corp.(1)	4,413	346,111
Fresenius SE & Co. KGaA	11,554	323,572
HCA Healthcare, Inc.	1,326	413,314
Laboratory Corp. of America Holdings	2,137	461,229
McKesson Corp.	1,919	1,000,586
Sonic Healthcare Ltd.	16,079	312,025
UnitedHealth Group, Inc.	3,230	1,594,328
		$ 5,923,831
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc., Class A(1)	2,480	$ 390,526
Booking Holdings, Inc.(1)	147	509,918
		$ 900,444
Household Durables — 0.5%
Installed Building Products, Inc.	3,587	$ 857,042
Sony Group Corp.	7,600	654,726
Tri Pointe Homes, Inc.(1)	22,865	808,964
		$ 2,320,732
Security	Shares	Value
Household Products — 0.1%
Procter & Gamble Co.	2,467	$ 392,105
		$ 392,105
Industrial Conglomerates — 0.6%
General Electric Co.	5,014	$ 786,647
Hitachi Ltd.	6,600	559,155
Honeywell International, Inc.	2,248	446,745
Siemens AG	2,117	419,100
Smiths Group PLC	32,780	667,381
		$ 2,879,028
Industrial REITs — 0.2%
ProLogis, Inc.	6,250	$ 832,937
		$ 832,937
Insurance — 1.2%
AIA Group Ltd.	35,800	$ 288,590
Allianz SE	1,970	541,071
American International Group, Inc.	10,842	790,273
Brighthouse Financial, Inc.(1)	7,232	336,650
Hartford Financial Services Group, Inc.	5,039	482,938
Markel Group, Inc.(1)	229	341,778
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,414	1,123,893
Prudential Financial, Inc.	3,771	411,001
QBE Insurance Group Ltd.	33,792	380,328
Swiss Life Holding AG	640	465,214
Tokio Marine Holdings, Inc.(2)	17,800	520,057
		$ 5,681,793
Interactive Media & Services — 1.6%
Alphabet, Inc., Class A(1)	16,940	$ 2,345,512
Alphabet, Inc., Class C(1)	15,655	2,188,256
Meta Platforms, Inc., Class A	6,462	3,167,220
		$ 7,700,988
IT Services — 0.2%
Otsuka Corp.	9,600	$ 422,127
Shopify, Inc., Class A(1)	4,100	313,251
		$ 735,378
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(1)	1,228	$ 303,512
		$ 303,512

8
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.8%
Caterpillar, Inc.	1,767	$ 590,107
Deere & Co.	1,150	419,808
Fortive Corp.	6,449	549,003
Illinois Tool Works, Inc.	1,729	453,257
Ingersoll Rand, Inc.	4,577	418,017
Otis Worldwide Corp.	4,846	461,824
PACCAR, Inc.	7,012	777,561
		$ 3,669,577
Media — 0.2%
Fox Corp., Class B	11,208	$ 306,875
News Corp., Class B	17,717	495,899
		$ 802,774
Metals & Mining — 0.2%
BHP Group Ltd.	10,961	$ 314,211
Freeport-McMoRan, Inc.	9,457	357,569
Rio Tinto Ltd.(2)	4,853	390,807
		$ 1,062,587
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	10,765	$ 296,037
Dominion Energy, Inc.	11,454	547,845
National Grid PLC	29,419	384,948
NiSource, Inc.	12,262	319,548
		$ 1,548,378
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	29,666	$ 397,524
California Resources Corp.	7,710	402,231
Cheniere Energy, Inc.	2,596	402,899
Chevron Corp.	7,383	1,122,290
ConocoPhillips	3,306	372,057
Devon Energy Corp.	7,662	337,588
Diamondback Energy, Inc.	2,275	415,233
DT Midstream, Inc.	7,539	434,473
Exxon Mobil Corp.	13,674	1,429,207
Hess Corp.	2,278	332,019
Magnolia Oil & Gas Corp., Class A	15,206	344,872
Marathon Oil Corp.	13,137	318,572
Occidental Petroleum Corp.	5,477	331,961
Phillips 66	2,920	416,129
PrairieSky Royalty Ltd.(2)	26,792	478,333
Shell PLC	19,421	600,688
Suncor Energy, Inc.(2)	11,443	393,167
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	5,328	$ 523,423
TC Energy Corp.	9,665	382,284
		$ 9,434,950
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	9,870	$ 417,205
		$ 417,205
Personal Care Products — 0.3%
Kao Corp.	16,900	$ 639,462
L'Oreal SA	1,302	621,925
Unilever PLC	6,607	322,648
		$ 1,584,035
Pharmaceuticals — 2.4%
Astellas Pharma, Inc.	40,100	$ 438,243
AstraZeneca PLC	6,243	786,951
Bristol-Myers Squibb Co.	12,765	647,824
Daiichi Sankyo Co. Ltd.	29,400	968,257
Eli Lilly & Co.	2,049	1,544,290
GSK PLC	43,636	912,797
Johnson & Johnson	5,143	829,977
Merck & Co., Inc.	9,391	1,194,066
Novartis AG	14,498	1,462,812
Novo Nordisk AS, Class B	4,376	522,344
Pfizer, Inc.	19,304	512,714
Roche Holding AG PC	3,144	822,034
Sanofi SA	4,338	413,474
Takeda Pharmaceutical Co. Ltd.	13,700	400,673
		$ 11,456,456
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,583	$ 397,539
Parsons Corp.(1)	6,380	514,292
Paycom Software, Inc.	1,371	250,057
Science Applications International Corp.	3,293	460,888
Verra Mobility Corp.(1)	19,964	431,621
		$ 2,054,397
Residential REITs — 0.1%
Mid-America Apartment Communities, Inc.	2,692	$ 338,331
		$ 338,331

9
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.1%
Realty Income Corp.	11,074	$ 577,066
		$ 577,066
Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV	1,735	$ 1,646,517
Broadcom, Inc.	1,155	1,502,066
GlobalFoundries, Inc.(1)	7,731	422,654
Intel Corp.	7,163	308,367
Marvell Technology, Inc.	6,027	431,895
NVIDIA Corp.	7,202	5,697,646
		$ 10,009,145
Software — 2.1%
Alarm.com Holdings, Inc.(1)	11,496	$ 870,132
Atlassian Corp., Class A(1)	1,995	413,803
Microsoft Corp.	20,586	8,515,193
		$ 9,799,128
Specialized REITs — 0.4%
Equinix, Inc.	1,097	$ 975,035
Four Corners Property Trust, Inc.	28,153	680,740
VICI Properties, Inc.	11,344	339,526
		$ 1,995,301
Specialty Retail — 0.3%
Home Depot, Inc.	2,565	$ 976,265
Industria de Diseno Textil SA	11,351	504,984
		$ 1,481,249
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	45,841	$ 8,285,761
Hewlett Packard Enterprise Co.	24,248	369,297
		$ 8,655,058
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	2,000	$ 404,560
		$ 404,560
Tobacco — 0.3%
British American Tobacco PLC	20,070	$ 596,308
Japan Tobacco, Inc.	18,200	472,772
Philip Morris International, Inc.	4,852	436,486
		$ 1,505,566
Security	Shares	Value
Trading Companies & Distributors — 0.6%
Brenntag SE	9,349	$ 853,605
GMS, Inc.(1)	5,976	533,717
ITOCHU Corp.(2)	12,300	534,323
Mitsubishi Corp.	33,600	720,704
		$ 2,642,349
Water Utilities — 0.1%
Severn Trent PLC	9,320	$ 294,110
		$ 294,110
Total Common Stocks (identified cost $122,663,004)		$171,967,570

Exchange-Traded Funds — 39.7%
Security	Shares	Value
Equity Funds — 8.1%
iShares MSCI China ETF	400,582	$ 15,618,692
iShares MSCI India ETF	168,000	8,594,880
iShares MSCI South Korea ETF	94,100	6,032,751
iShares MSCI Taiwan ETF	173,400	8,033,622
		$ 38,279,945
Fixed Income Funds — 31.6%
Janus Henderson Mortgage-Backed Securities ETF	2,243,100	$ 100,603,035
WisdomTree Floating Rate Treasury Fund	950,987	47,834,646
		$148,437,681
Total Exchange-Traded Funds (identified cost $192,660,852)		$186,717,626

U.S. Treasury Obligations — 18.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$7,949	$ 4,859,974
1.375%, 11/15/40	7,503	4,767,272
1.75%, 8/15/41	9,628	6,415,231
1.875%, 2/15/41	10,056	6,933,396
2.00%, 11/15/41	6,564	4,546,190
2.25%, 5/15/41	11,251	8,218,138
2.75%, 8/15/42	6,337	4,932,340
3.375%, 8/15/42	6,817	5,832,434
3.875%, 8/15/40	3,335	3,120,216

10
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.00%, 11/15/42	$4,169	$ 3,893,141
4.375%, 11/15/39	6,171	6,171,464
U.S. Treasury Notes:
0.25%, 6/15/24	2,989	2,945,572
0.25%, 8/31/25	2,014	1,882,387
0.625%, 10/15/24	3,780	3,674,584
1.00%, 12/15/24	1,856	1,796,716
1.50%, 11/30/24	3,917	3,811,758
1.50%, 2/15/25	2,256	2,179,743
2.50%, 4/30/24	2,023	2,013,235
3.875%, 1/15/26	1,905	1,877,569
4.00%, 12/15/25	2,142	2,116,145
4.50%, 11/15/25	3,256	3,243,646
Total U.S. Treasury Obligations (identified cost $94,473,762)		$ 85,231,151

Short-Term Investments — 6.2%
Affiliated Fund — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	26,133,357	$ 26,133,357
Total Affiliated Fund (identified cost $26,133,357)		$ 26,133,357

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(5)	2,995,542	$ 2,995,542
Total Securities Lending Collateral (identified cost $2,995,542)		$ 2,995,542
Total Short-Term Investments (identified cost $29,128,899)		$ 29,128,899
Total Investments — 100.5% (identified cost $438,926,517)		$473,045,246
Other Assets, Less Liabilities — (0.5)%		$ (2,511,802)
Net Assets — 100.0%		$470,533,444

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 29, 2024. The aggregate market value of securities on loan at February 29, 2024 was $4,554,213.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $1,030,273 or 0.2% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	51.0%	$240,104,311
Japan	2.9	13,584,932
Canada	1.2	5,672,846
France	1.1	5,157,623
Germany	1.0	4,660,427
Switzerland	0.8	3,724,789
United Kingdom	0.7	3,583,458
Netherlands	0.7	3,293,255
Australia	0.4	1,843,476
Italy	0.2	1,145,597
Belgium	0.2	904,130
Denmark	0.2	844,602
Spain	0.2	829,669
Sweden	0.1	378,886
Ireland	0.1	311,029
Hong Kong	0.0 (1)	288,590
Exchange-Traded Funds	39.7	186,717,626
Total Investments	100.5%	$473,045,246
(1)	Amount is less than 0.05%.
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

11
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Statement of Assets and Liabilities (Unaudited)

February 29, 2024
Assets
Unaffiliated investments, at value (identified cost $412,793,160) — including $4,554,213 of securities on loan	$ 446,911,889
Affiliated investments, at value (identified cost $26,133,357)	26,133,357
Foreign currency, at value (identified cost $199)	222
Interest and dividends receivable	733,417
Dividends receivable from affiliated investments	122,493
Receivable for Fund shares sold	818,066
Securities lending income receivable	974
Tax reclaims receivable	305,645
Trustees' deferred compensation plan	47,599
Total assets	$475,073,662
Liabilities
Collateral for securities loaned	$ 2,995,542
Payable for Fund shares redeemed	912,977
Payable to affiliates:
Investment adviser and administration fee	313,826
Distribution and service fees	54,529
Trustees' deferred compensation plan	47,599
Accrued expenses	215,745
Total liabilities	$ 4,540,218
Net Assets	$470,533,444
Sources of Net Assets
Paid-in capital	$ 461,778,150
Distributable earnings	8,755,294
Net Assets	$470,533,444
Class A Shares
Net Assets	$ 87,207,247
Shares Outstanding	6,378,862
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.67
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.43
Class C Shares
Net Assets	$ 46,370,498
Shares Outstanding	3,462,662
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.39
Class I Shares
Net Assets	$ 336,955,699
Shares Outstanding	24,546,527
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.73
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Statement of Operations (Unaudited)

Six Months Ended
February 29, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $37,622)	$ 5,470,263
Dividend income from affiliated investments	617,221
Interest income	2,427,045
Securities lending income, net	39,190
Total investment income	$ 8,553,719
Expenses
Investment adviser and administration fee	$ 1,983,021
Distribution and service fees:
Class A	110,140
Class C	243,963
Trustees’ fees and expenses	14,833
Custodian fee	68,584
Transfer and dividend disbursing agent fees	125,574
Legal and accounting services	43,334
Printing and postage	18,018
Registration fees	46,246
Miscellaneous	11,943
Total expenses	$ 2,665,656
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 17,941
Total expense reductions	$ 17,941
Net expenses	$ 2,647,715
Net investment income	$ 5,906,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (16,840,091)
Foreign currency transactions	(43,323)
Capital gain distributions received	386,637
Net realized loss	$(16,496,777)
Change in unrealized appreciation (depreciation):
Investments	$ 25,539,011
Foreign currency	(3,191)
Net change in unrealized appreciation (depreciation)	$ 25,535,820
Net realized and unrealized gain	$ 9,039,043
Net increase in net assets from operations	$ 14,945,047
13
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,906,004	$ 11,343,047
Net realized loss	(16,496,777)	(77)
Net change in unrealized appreciation (depreciation)	25,535,820	(9,837,313)
Net increase in net assets from operations	$ 14,945,047	$ 1,505,657
Distributions to shareholders:
Class A	$ (2,053,082)	$ (739,421)
Class C	(723,654)	(10,105)
Class I	(8,196,177)	(4,482,837)
Total distributions to shareholders	$ (10,972,913)	$ (5,232,363)
Transactions in shares of beneficial interest:
Class A	$ (7,798,210)	$ (8,778,252)
Class C	(8,341,836)	(14,918,214)
Class I	(23,799,083)	(176,026,671)
Net decrease in net assets from Fund share transactions	$ (39,939,129)	$(199,723,137)
Net decrease in net assets	$ (35,966,995)	$(203,449,843)
Net Assets
At beginning of period	$ 506,500,439	$ 709,950,282
At end of period	$470,533,444	$ 506,500,439
14
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Financial Highlights

	Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.500	$ 13.480	$ 16.210	$ 15.140	$ 14.370	$ 15.110
Income (Loss) From Operations
Net investment income(1)	$ 0.162	$ 0.255	$ 0.153	$ 0.127	$ 0.097	$ 0.161
Net realized and unrealized gain (loss)	0.323	(0.130)	(2.040)	1.390	1.284	(0.542)
Total income (loss) from operations	$ 0.485	$ 0.125	$ (1.887)	$ 1.517	$ 1.381	$ (0.381)
Less Distributions
From net investment income	$ (0.315)	$ (0.103)	$ (0.139)	$ (0.084)	$ (0.191)	$ (0.071)
From net realized gain	—	(0.002)	(0.704)	(0.363)	(0.420)	(0.288)
Total distributions	$ (0.315)	$ (0.105)	$ (0.843)	$ (0.447)	$ (0.611)	$ (0.359)
Net asset value — End of period	$13.670	$13.500	$ 13.480	$ 16.210	$15.140	$14.370
Total Return(2)	3.61% (3)	0.95%	(12.29)%	10.23%	9.93%	(2.43)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 87,207	$ 94,064	$102,903	$118,419	$ 97,873	$ 76,453
Ratios (as a percentage of average daily net assets):
Expenses	1.23% (4)(5)	1.23% (5)	1.18% (5)	1.18%	1.21%	1.22%
Net investment income	2.45% (4)	1.91%	1.03%	0.82%	0.68%	1.14%
Portfolio Turnover	32% (3)	35%	70%	63%	70%	85%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
15
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.170	$ 13.140	$ 15.810	$ 14.780	$ 14.030	$ 14.790
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.110	$ 0.150	$ 0.041	$ 0.008	$ (0.010)	$ 0.054
Net realized and unrealized gain (loss)	0.308	(0.118)	(1.992)	1.351	1.258	(0.531)
Total income (loss) from operations	$ 0.418	$ 0.032	$ (1.951)	$ 1.359	$ 1.248	$ (0.477)
Less Distributions
From net investment income	$ (0.198)	$ —	$ (0.015)	$ —	$ (0.078)	$ —
From net realized gain	—	(0.002)	(0.704)	(0.329)	(0.420)	(0.283)
Total distributions	$ (0.198)	$ (0.002)	$ (0.719)	$ (0.329)	$ (0.498)	$ (0.283)
Net asset value — End of period	$13.390	$13.170	$13.140	$15.810	$ 14.780	$ 14.030
Total Return(2)	3.18% (3)	0.24%	(12.92)%	9.34%	9.14%	(3.16)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 46,370	$ 54,117	$ 69,060	$ 95,493	$101,075	$121,049
Ratios (as a percentage of average daily net assets):
Expenses	1.99% (4)(5)	1.98% (5)	1.93% (5)	1.93%	1.96%	1.97%
Net investment income (loss)	1.70% (4)	1.15%	0.28%	0.05%	(0.07)%	0.39%
Portfolio Turnover	32% (3)	35%	70%	63%	70%	85%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
16
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.570	$ 13.560	$ 16.300	$ 15.220	$ 14.440	$ 15.190
Income (Loss) From Operations
Net investment income(1)	$ 0.178	$ 0.289	$ 0.191	$ 0.167	$ 0.133	$ 0.199
Net realized and unrealized gain (loss)	0.333	(0.134)	(2.050)	1.392	1.294	(0.552)
Total income (loss) from operations	$ 0.511	$ 0.155	$ (1.859)	$ 1.559	$ 1.427	$ (0.353)
Less Distributions
From net investment income	$ (0.351)	$ (0.143)	$ (0.177)	$ (0.116)	$ (0.227)	$ (0.109)
From net realized gain	—	(0.002)	(0.704)	(0.363)	(0.420)	(0.288)
Total distributions	$ (0.351)	$ (0.145)	$ (0.881)	$ (0.479)	$ (0.647)	$ (0.397)
Net asset value — End of period	$ 13.730	$ 13.570	$ 13.560	$ 16.300	$ 15.220	$ 14.440
Total Return(2)	3.78% (3)	1.18%	(12.06)%	10.47%	10.24%	(2.22)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$336,956	$358,320	$537,988	$665,055	$546,890	$467,649
Ratios (as a percentage of average daily net assets):
Expenses	0.98% (4)(5)	0.98% (5)	0.93% (5)	0.93%	0.96%	0.97%
Net investment income	2.68% (4)	2.16%	1.28%	1.06%	0.92%	1.40%
Portfolio Turnover	32% (3)	35%	70%	63%	70%	85%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.01% of average daily net assets for the six months ended February 29, 2024 and the years ended August 31, 2023 and 2022).
17
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European
18

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 29, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 29, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $9,581,289 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2023, $9,581,289 are short-term.
19

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 439,249,393
Gross unrealized appreciation	$ 56,498,682
Gross unrealized depreciation	(22,702,829)
Net unrealized appreciation	$ 33,795,853
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 29, 2024, the investment adviser and administration fee amounted to $1,983,021 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 29, 2024, the investment adviser and administration fee paid was reduced by $17,941 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2024, EVM earned $12,324 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $901 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2024 amounted to $110,140 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2024, the Fund paid or accrued to EVD $182,972 for Class C shares.
20

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2024 amounted to $60,991 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2024, the Fund was informed that EVD received $1,319 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended February 29, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 143,190,095	$ 110,408,153
U.S. Government and Agency Securities	—	78,370,891
	$143,190,095	$188,779,044
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	454,477	$ 6,084,884	1,254,616	$ 16,662,677
Issued to shareholders electing to receive payments of distributions in Fund shares	83,627	1,137,321	32,063	419,380
Redemptions	(1,125,857)	(15,020,415)	(1,954,038)	(25,860,309)
Net decrease	(587,753)	$ (7,798,210)	(667,359)	$ (8,778,252)
Class C
Sales	122,135	$ 1,608,017	331,086	$ 4,299,985
Issued to shareholders electing to receive payments of distributions in Fund shares	42,235	563,421	590	7,564
Redemptions	(811,753)	(10,513,274)	(1,476,969)	(19,225,763)
Net decrease	(647,383)	$ (8,341,836)	(1,145,293)	$ (14,918,214)
21

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	3,989,875	$ 53,604,122	8,375,804	$ 111,641,966
Issued to shareholders electing to receive payments of distributions in Fund shares	397,862	5,430,819	236,554	3,105,953
Redemptions	(6,238,222)	(82,834,024)	(21,894,982)	(290,774,590)
Net decrease	(1,850,485)	$(23,799,083)	(13,282,624)	$(176,026,671)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2024.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 29, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,554,213 and $4,803,543, respectively. Collateral received was comprised of cash of $2,995,542 and U.S. government and/or agencies securities of $1,808,001. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,995,542	$ —	$ —	$ —	$2,995,542
The carrying amount of the liability for collateral for securities loaned at February 29, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 29, 2024.
22

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At February 29, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $26,133,357, which represents 5.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$23,911,666	$113,218,177	$(110,996,486)	$ —	$ —	$26,133,357	$617,221	26,133,357
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 8,856,634	$ —	$ —	$ 8,856,634
Consumer Discretionary	10,195,824	3,238,133	—	13,433,957
Consumer Staples	4,263,823	10,989,660	—	15,253,483
Energy	10,068,777	600,688	—	10,669,465
Financials	19,115,861	5,059,594	—	24,175,455
Health Care	16,500,288	8,752,263	—	25,252,551
Industrials	20,532,893	6,761,723	—	27,294,616
Information Technology	27,621,687	3,476,557	—	31,098,244
Materials	3,079,797	2,798,631	—	5,878,428
Real Estate	3,743,635	—	—	3,743,635
Utilities	4,161,762	2,149,340	—	6,311,102
Total Common Stocks	$ 128,140,981	$ 43,826,589*	$ —	$171,967,570
Exchange-Traded Funds	$ 186,717,626	$ —	$ —	$ 186,717,626
U.S. Treasury Obligations	—	85,231,151	—	85,231,151
Short-Term Investments:
Affiliated Fund	26,133,357	—	—	26,133,357
23

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 2,995,542	$ —	$ —	$ 2,995,542
Total Investments	$ 343,987,506	$ 129,057,740	$ —	$473,045,246
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
24

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 29, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
28

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Richard Bernstein Advisors LLC
1251 Avenue of the Americas
Suite 4102
New York, NY 10020
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.29.24

Eaton Vance
Richard Bernstein Equity
Strategy Fund
Semiannual Report
February 29, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2024
Eaton Vance
Richard Bernstein Equity Strategy Fund

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Performance

Portfolio Manager(s) Richard Bernstein, Matthew Griswold, CFA, Henry Timmons, CFA and Dan Suzuki, CFA, each of Richard Bernstein Advisors LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/2010	10/12/2010	7.66%	16.45%	9.31%	7.19%
Class A with 5.25% Maximum Sales Charge	—	—	1.99	10.31	8.14	6.62
Class C at NAV	10/12/2010	10/12/2010	7.29	15.55	8.49	6.55
Class C with 1% Maximum Deferred Sales Charge	—	—	6.30	14.55	8.49	6.55
Class I at NAV	10/12/2010	10/12/2010	7.79	16.72	9.56	7.45

MSCI ACWI Index	—	—	11.66%	23.15%	10.50%	8.37%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.27%	2.02%	1.02%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
iShares MSCI China ETF	7.8%
Microsoft Corp.	4.1
iShares MSCI India ETF	4.1
Apple, Inc.	4.0
iShares MSCI Taiwan ETF	3.8
iShares MSCI South Korea ETF	2.9
NVIDIA Corp.	2.6
Amazon.com, Inc.	2.3
Meta Platforms, Inc., Class A	1.4
Alphabet, Inc., Class A	1.1
Total	34.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization- weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,076.60	$ 6.14	1.19%
Class C	$1,000.00	$1,072.90	$10.00	1.94%
Class I	$1,000.00	$1,077.90	$ 4.91	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.95	$ 5.97	1.19%
Class C	$1,000.00	$1,015.22	$ 9.72	1.94%
Class I	$1,000.00	$1,020.14	$ 4.77	0.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
5

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 78.6%
Security	Shares	Value
Aerospace & Defense — 2.0%
Airbus SE	8,771	$ 1,451,241
BAE Systems PLC	98,294	1,542,887
Boeing Co.(1)	3,885	791,452
General Dynamics Corp.	8,626	2,357,054
Howmet Aerospace, Inc.	21,131	1,406,268
L3Harris Technologies, Inc.	6,743	1,427,223
Lockheed Martin Corp.	3,221	1,379,361
Northrop Grumman Corp.	3,600	1,659,672
RTX Corp.	20,455	1,834,200
		$ 13,849,358
Air Freight & Logistics — 0.2%
FedEx Corp.	2,696	$ 671,223
United Parcel Service, Inc., Class B	5,551	822,991
		$ 1,494,214
Automobiles — 1.7%
Ford Motor Co.	104,247	$ 1,296,833
Mercedes-Benz Group AG	34,687	2,764,026
Tesla, Inc.(1)	26,019	5,252,716
Toyota Motor Corp.	115,300	2,777,163
		$ 12,090,738
Banks — 2.7%
Bank of America Corp.	78,553	$ 2,711,650
BNP Paribas SA	22,875	1,372,957
Citigroup, Inc.	24,639	1,367,218
Citizens Financial Group, Inc.	50,650	1,589,903
Eastern Bankshares, Inc.	106,241	1,372,634
FB Financial Corp.	46,594	1,660,610
First Hawaiian, Inc.	91,379	1,915,304
JPMorgan Chase & Co.	14,313	2,663,077
Stellar Bancorp, Inc.	56,223	1,332,485
Veritex Holdings, Inc.	69,457	1,363,441
Wells Fargo & Co.	32,069	1,782,716
		$ 19,131,995
Beverages — 1.8%
Anheuser-Busch InBev SA	49,111	$ 2,968,294
Asahi Group Holdings Ltd.	35,500	1,216,140
Coca-Cola Co.	43,620	2,618,073
Heineken NV	20,284	1,874,064
Kirin Holdings Co. Ltd.	109,600	1,523,674
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	4,639	$ 767,012
Pernod Ricard SA	12,569	2,100,702
		$ 13,067,959
Biotechnology — 1.3%
AbbVie, Inc.	16,781	$ 2,954,295
Amgen, Inc.	6,887	1,885,867
Gilead Sciences, Inc.	14,614	1,053,669
Regeneron Pharmaceuticals, Inc.(1)	2,028	1,959,231
Vertex Pharmaceuticals, Inc.(1)	3,557	1,496,572
		$ 9,349,634
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	90,170	$ 15,938,449
		$ 15,938,449
Building Products — 0.8%
Carrier Global Corp.	25,841	$ 1,436,243
CSW Industrials, Inc.	7,450	1,716,405
Daikin Industries Ltd.	8,000	1,127,538
Resideo Technologies, Inc.(1)	75,117	1,677,363
		$ 5,957,549
Capital Markets — 2.7%
Ares Management Corp., Class A	12,825	$ 1,700,980
Brightsphere Investment Group, Inc.	65,089	1,474,917
Brookfield Asset Management Ltd., Class A(2)	37,067	1,510,648
Brookfield Corp.	41,309	1,704,531
CME Group, Inc.	7,087	1,561,620
Hamilton Lane, Inc., Class A	14,689	1,687,032
Houlihan Lokey, Inc.	12,613	1,622,788
KKR & Co., Inc.	14,414	1,416,320
Moelis & Co., Class A	26,752	1,445,678
Partners Group Holding AG	1,224	1,759,947
Tradeweb Markets, Inc., Class A	16,575	1,753,966
Victory Capital Holdings, Inc., Class A	39,628	1,522,904
		$ 19,161,331
Chemicals — 2.2%
AdvanSix, Inc.	35,991	$ 1,007,028
Akzo Nobel NV	14,153	1,031,599
Arkema SA	14,645	1,517,983
BASF SE	22,436	1,142,822
Corteva, Inc.	26,047	1,394,036
Dow, Inc.	37,005	2,067,839
EMS-Chemie Holding AG	2,036	1,420,797

6
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Kaneka Corp.	52,100	$ 1,252,581
Linde PLC	3,744	1,680,382
NOF Corp.	29,800	1,339,965
Novozymes AS, Class B	25,857	1,458,539
		$ 15,313,571
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	8,853	$ 1,820,619
		$ 1,820,619
Construction & Engineering — 0.7%
API Group Corp.(1)	51,892	$ 1,818,814
COMSYS Holdings Corp.	94,800	2,092,493
Eiffage SA	12,726	1,385,836
		$ 5,297,143
Consumer Finance — 1.0%
AEON Financial Service Co. Ltd.(2)	155,700	$ 1,359,676
American Express Co.	8,407	1,844,664
SLM Corp.	96,711	2,014,490
Synchrony Financial	42,727	1,764,625
		$ 6,983,455
Consumer Staples Distribution & Retail — 0.8%
Aeon Co. Ltd.(2)	72,800	$ 1,738,242
Alimentation Couche-Tard, Inc.(2)	35,989	2,232,026
Walmart, Inc.	33,834	1,983,011
		$ 5,953,279
Containers & Packaging — 0.5%
Silgan Holdings, Inc.	35,090	$ 1,540,802
Sonoco Products Co.	29,777	1,687,760
		$ 3,228,562
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	66,680	$ 1,128,892
		$ 1,128,892
Electric Utilities — 2.0%
Constellation Energy Corp.	10,441	$ 1,758,786
Duke Energy Corp.	11,050	1,014,721
Enel SpA	589,511	3,751,087
Exelon Corp.	38,065	1,364,250
Hydro One Ltd.(3)	77,032	2,295,947
Iberdrola SA	88,964	1,021,765
Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	82,507	$ 1,377,042
Southern Co.	18,828	1,266,183
		$ 13,849,781
Electrical Equipment — 0.6%
Eaton Corp. PLC	8,919	$ 2,577,591
nVent Electric PLC	20,890	1,406,315
		$ 3,983,906
Electronic Equipment, Instruments & Components — 0.8%
Hexagon AB, Class B	125,055	$ 1,466,967
Keyence Corp.	2,400	1,124,773
Knowles Corp.(1)	111,315	1,818,887
Kyocera Corp.	70,400	1,038,998
		$ 5,449,625
Energy Equipment & Services — 0.6%
Baker Hughes Co.	37,015	$ 1,095,274
ChampionX Corp.	36,763	1,141,859
Halliburton Co.	32,513	1,140,231
Schlumberger NV	23,540	1,137,688
		$ 4,515,052
Financial Services — 2.5%
Apollo Global Management, Inc.	11,912	$ 1,331,762
Berkshire Hathaway, Inc., Class B(1)	12,486	5,111,768
Corebridge Financial, Inc.	67,106	1,666,242
Enact Holdings, Inc.	48,134	1,334,274
Equitable Holdings, Inc.	47,727	1,634,173
Mastercard, Inc., Class A	2,700	1,281,852
ORIX Corp.	81,900	1,720,763
PayPal Holdings, Inc.(1)	22,600	1,363,684
Visa, Inc., Class A	6,784	1,917,430
		$ 17,361,948
Food Products — 2.1%
Barry Callebaut AG	1,436	$ 2,017,360
Danone SA	37,734	2,407,856
Ezaki Glico Co. Ltd.	55,800	1,663,543
House Foods Group, Inc.	70,500	1,477,378
Kagome Co. Ltd.	68,600	1,576,641
Kerry Group PLC, Class A	12,198	1,071,129
Nestle SA	35,095	3,639,954
Saputo, Inc.(2)	55,589	1,130,908
		$ 14,984,769

7
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 1.9%
Canadian National Railway Co.	11,988	$ 1,554,381
Central Japan Railway Co.	45,500	1,144,320
CSX Corp.	34,321	1,302,139
Schneider National, Inc., Class B	47,833	1,126,467
Seino Holdings Co. Ltd.(2)	87,400	1,237,133
TFI International, Inc.	13,393	1,978,826
Uber Technologies, Inc.(1)	30,640	2,435,880
U-Haul Holding Co., Non Voting Shares	24,784	1,575,519
Union Pacific Corp.	4,711	1,195,134
		$ 13,549,799
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	13,387	$ 1,588,234
Becton Dickinson & Co.	7,156	1,685,596
Boston Scientific Corp.(1)	26,964	1,785,287
Cochlear Ltd.(2)	10,509	2,395,560
EssilorLuxottica SA	10,469	2,222,927
Intuitive Surgical, Inc.(1)	6,360	2,452,416
Medtronic PLC	25,101	2,092,419
Smith & Nephew PLC	104,856	1,383,339
Stryker Corp.	5,401	1,885,327
		$ 17,491,105
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	7,322	$ 819,918
Cencora, Inc.	10,578	2,492,177
Centene Corp.(1)	17,304	1,357,153
Fresenius SE & Co. KGaA	22,821	639,106
HCA Healthcare, Inc.	5,713	1,780,742
Laboratory Corp. of America Holdings	6,963	1,502,824
McKesson Corp.	6,198	3,231,699
Sonic Healthcare Ltd.	66,505	1,290,581
UnitedHealth Group, Inc.	10,289	5,078,650
		$ 18,192,850
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc., Class A(1)	8,562	$ 1,348,258
Booking Holdings, Inc.(1)	430	1,491,597
		$ 2,839,855
Household Durables — 1.0%
Installed Building Products, Inc.	13,203	$ 3,154,593
Sony Group Corp.	12,400	1,068,237
Tri Pointe Homes, Inc.(1)	86,010	3,043,034
		$ 7,265,864
Security	Shares	Value
Household Products — 0.1%
Procter & Gamble Co.	4,904	$ 779,442
		$ 779,442
Industrial Conglomerates — 1.2%
General Electric Co.	15,342	$ 2,407,006
Hitachi Ltd.	24,900	2,109,541
Honeywell International, Inc.	6,056	1,203,509
Siemens AG	8,201	1,623,542
Smiths Group PLC	73,039	1,487,030
		$ 8,830,628
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,355,622
		$ 1,355,622
Insurance — 2.8%
AIA Group Ltd.	160,800	$ 1,296,239
Allianz SE	4,446	1,221,118
American International Group, Inc.	33,551	2,445,532
Brighthouse Financial, Inc.(1)	27,569	1,283,337
Hartford Financial Services Group, Inc.	14,015	1,343,198
Markel Group, Inc.(1)	879	1,311,890
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,350	4,353,106
Prudential Financial, Inc.	12,124	1,321,395
QBE Insurance Group Ltd.	129,620	1,458,869
Swiss Life Holding AG	2,164	1,573,005
Tokio Marine Holdings, Inc.(2)	69,000	2,015,949
		$ 19,623,638
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	55,598	$ 7,698,099
Alphabet, Inc., Class C(1)	48,418	6,767,868
Meta Platforms, Inc., Class A	20,619	10,105,991
		$ 24,571,958
IT Services — 0.4%
Otsuka Corp.	37,300	$ 1,640,140
Shopify, Inc., Class A(1)(2)	17,918	1,368,985
		$ 3,009,125
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc.(1)	6,629	$ 1,638,424
		$ 1,638,424

8
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 1.8%
Caterpillar, Inc.	7,223	$ 2,412,193
Deere & Co.	4,200	1,533,210
Fortive Corp.	21,127	1,798,541
Illinois Tool Works, Inc.	6,404	1,678,809
Ingersoll Rand, Inc.	15,315	1,398,719
Otis Worldwide Corp.	16,783	1,599,420
PACCAR, Inc.	21,198	2,350,646
		$ 12,771,538
Media — 0.3%
Fox Corp., Class B	38,374	$ 1,050,680
News Corp., Class B	47,161	1,320,037
		$ 2,370,717
Metals & Mining — 0.6%
BHP Group Ltd.	38,038	$ 1,090,409
Freeport-McMoRan, Inc.	36,233	1,369,970
Rio Tinto Ltd.(2)	18,617	1,499,206
		$ 3,959,585
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	44,159	$ 1,214,373
Dominion Energy, Inc.	25,846	1,236,214
National Grid PLC	82,216	1,075,797
NiSource, Inc.	49,358	1,286,269
		$ 4,812,653
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	113,509	$ 1,521,021
California Resources Corp.	27,648	1,442,396
Cheniere Energy, Inc.	8,289	1,286,453
Chevron Corp.	22,303	3,390,279
ConocoPhillips	11,259	1,267,088
Devon Energy Corp.	29,359	1,293,557
Diamondback Energy, Inc.	8,742	1,595,590
DT Midstream, Inc.	26,306	1,516,015
Exxon Mobil Corp.	41,302	4,316,885
Hess Corp.	8,737	1,273,418
Magnolia Oil & Gas Corp., Class A	58,411	1,324,761
Marathon Oil Corp.	50,501	1,224,649
Occidental Petroleum Corp.	21,009	1,273,355
Phillips 66	11,248	1,602,952
PrairieSky Royalty Ltd.	66,136	1,180,765
Repsol SA	96,746	1,536,816
Shell PLC	57,079	1,765,443
Suncor Energy, Inc.(2)	40,015	1,374,866
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	16,399	$ 1,611,038
TC Energy Corp.	35,130	1,389,514
		$ 33,186,861
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	33,075	$ 1,398,080
		$ 1,398,080
Personal Care Products — 0.6%
Kao Corp.	33,700	$ 1,275,141
L'Oreal SA	3,584	1,711,965
Unilever PLC	25,588	1,249,571
		$ 4,236,677
Pharmaceuticals — 4.4%
Astellas Pharma, Inc.	86,300	$ 943,151
AstraZeneca PLC	14,860	1,873,154
Bristol-Myers Squibb Co.	36,600	1,857,450
Daiichi Sankyo Co. Ltd.	94,400	3,108,961
Eli Lilly & Co.	7,573	5,707,619
GSK PLC	94,086	1,968,132
Johnson & Johnson	8,547	1,379,315
Merck & Co., Inc.	13,030	1,656,765
Novartis AG	33,582	3,388,339
Novo Nordisk AS, Class B	16,942	2,022,292
Pfizer, Inc.	46,212	1,227,391
Roche Holding AG PC	7,291	1,906,312
Sanofi SA	17,702	1,687,258
Takeda Pharmaceutical Co. Ltd.	73,500	2,149,594
		$ 30,875,733
Professional Services — 1.2%
Automatic Data Processing, Inc.	8,064	$ 2,025,112
Parsons Corp.(1)	24,461	1,971,801
Paycom Software, Inc.	5,258	959,007
Science Applications International Corp.	12,687	1,775,673
Verra Mobility Corp.(1)	71,947	1,555,494
		$ 8,287,087
Real Estate Management & Development — 0.2%
Sun Hung Kai Properties Ltd.	157,500	$ 1,584,808
		$ 1,584,808

9
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 0.1%
Mid-America Apartment Communities, Inc.	8,371	$ 1,052,067
		$ 1,052,067
Retail REITs — 0.1%
Realty Income Corp.	13,212	$ 688,477
		$ 688,477
Semiconductors & Semiconductor Equipment — 4.3%
ASML Holding NV	2,993	$ 2,840,361
Broadcom, Inc.	3,936	5,118,729
GlobalFoundries, Inc.(1)(2)	25,665	1,403,106
Intel Corp.	24,665	1,061,828
Marvell Technology, Inc.	19,753	1,415,500
NVIDIA Corp.	23,520	18,607,142
		$ 30,446,666
Software — 4.8%
Alarm.com Holdings, Inc.(1)	42,706	$ 3,232,417
Atlassian Corp., Class A(1)	6,692	1,388,055
Microsoft Corp.	70,166	29,023,464
		$ 33,643,936
Specialized REITs — 0.8%
Equinix, Inc.	1,786	$ 1,587,433
Four Corners Property Trust, Inc.	106,411	2,573,018
VICI Properties, Inc.	41,153	1,231,709
		$ 5,392,160
Specialty Retail — 0.5%
Home Depot, Inc.	5,809	$ 2,210,963
Industria de Diseno Textil SA	31,849	1,416,901
		$ 3,627,864
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	156,238	$ 28,240,018
Hewlett Packard Enterprise Co.	66,191	1,008,089
		$ 29,248,107
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	6,731	$ 1,361,547
		$ 1,361,547
Tobacco — 0.8%
British American Tobacco PLC	52,421	$ 1,557,501
Security	Shares	Value
Tobacco (continued)
Japan Tobacco, Inc.	87,200	$ 2,265,151
Philip Morris International, Inc.	18,363	1,651,936
		$ 5,474,588
Trading Companies & Distributors — 1.4%
Brenntag SE	36,205	$ 3,305,675
GMS, Inc.(1)	21,646	1,933,204
ITOCHU Corp.(2)	47,400	2,059,100
Mitsubishi Corp.	125,400	2,689,772
		$ 9,987,751
Water Utilities — 0.2%
Severn Trent PLC	45,906	$ 1,448,649
		$ 1,448,649
Total Common Stocks (identified cost $380,701,423)		$554,915,690

Exchange-Traded Funds — 18.6%
Security	Shares	Value
Equity Funds — 18.6%
iShares MSCI China ETF(2)	1,408,766	$ 54,927,786
iShares MSCI India ETF	563,900	28,849,124
iShares MSCI South Korea ETF(2)	314,100	20,136,951
iShares MSCI Taiwan ETF	581,500	26,940,895
Total Exchange-Traded Funds (identified cost $157,521,158)		$130,854,756

Short-Term Investments — 6.8%
Affiliated Fund — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	19,529,601	$ 19,529,601
Total Affiliated Fund (identified cost $19,529,601)		$ 19,529,601

10
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 4.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(5)	28,397,854	$ 28,397,854
Total Securities Lending Collateral (identified cost $28,397,854)		$ 28,397,854
Total Short-Term Investments (identified cost $47,927,455)		$ 47,927,455
Total Investments — 104.0% (identified cost $586,150,036)		$733,697,901
Other Assets, Less Liabilities — (4.0)%		$ (27,935,518)
Net Assets — 100.0%		$705,762,383
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 29, 2024. The aggregate market value of securities on loan at February 29, 2024 was $32,508,068.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $2,295,947 or 0.3% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	63.9%	$451,185,276
Japan	6.6	46,735,758
Canada	2.5	17,721,397
Germany	2.3	16,410,942
France	2.0	14,171,467
United Kingdom	1.7	11,617,928
Switzerland	1.4	10,159,448
Australia	1.1	7,734,625
Netherlands	1.1	7,511,467
Spain	0.6	3,975,482
Italy	0.5	3,751,087
Denmark	0.5	3,480,831
Belgium	0.4	2,968,294
Hong Kong	0.4	2,881,047
Sweden	0.2	1,466,967
Ireland	0.2	1,071,129
Exchange-Traded Funds	18.6	130,854,756
Total Investments	104.0%	$733,697,901
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

11
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Statement of Assets and Liabilities (Unaudited)

February 29, 2024
Assets
Unaffiliated investments, at value (identified cost $566,620,435) — including $32,508,068 of securities on loan	$ 714,168,300
Affiliated investments, at value (identified cost $19,529,601)	19,529,601
Dividends receivable	892,460
Dividends receivable from affiliated investments	87,002
Receivable for Fund shares sold	397,858
Securities lending income receivable	6,017
Tax reclaims receivable	681,896
Trustees' deferred compensation plan	80,786
Total assets	$735,843,920
Liabilities
Collateral for securities loaned	$ 28,397,854
Payable for Fund shares redeemed	841,731
Due to custodian — foreign currency, at value (identified cost $5,083)	5,032
Payable to affiliates:
Investment adviser and administration fee	461,603
Distribution and service fees	52,613
Trustees' deferred compensation plan	80,786
Accrued expenses	241,918
Total liabilities	$ 30,081,537
Net Assets	$705,762,383
Sources of Net Assets
Paid-in capital	$ 535,065,501
Distributable earnings	170,696,882
Net Assets	$705,762,383
Class A Shares
Net Assets	$ 175,419,407
Shares Outstanding	10,351,210
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.95
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.89
Class C Shares
Net Assets	$ 23,019,102
Shares Outstanding	1,389,159
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.57
Class I Shares
Net Assets	$ 507,323,874
Shares Outstanding	29,907,391
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.96
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Statement of Operations (Unaudited)

Six Months Ended
February 29, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $169,934)	$ 7,383,352
Dividend income from affiliated investments	534,926
Securities lending income, net	25,668
Total investment income	$ 7,943,946
Expenses
Investment adviser and administration fee	$ 2,889,476
Distribution and service fees:
Class A	207,689
Class C	115,181
Trustees’ fees and expenses	22,606
Custodian fee	99,286
Transfer and dividend disbursing agent fees	159,840
Legal and accounting services	49,160
Printing and postage	18,782
Registration fees	28,960
Miscellaneous	16,133
Total expenses	$ 3,607,113
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 15,401
Total expense reductions	$ 15,401
Net expenses	$ 3,591,712
Net investment income	$ 4,352,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 27,404,128
Foreign currency transactions	(150,037)
Capital gain distributions received	1,404,084
Net realized gain	$28,658,175
Change in unrealized appreciation (depreciation):
Investments	$ 18,880,135
Foreign currency	(10,484)
Net change in unrealized appreciation (depreciation)	$18,869,651
Net realized and unrealized gain	$47,527,826
Net increase in net assets from operations	$51,880,060
13
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,352,234	$ 9,206,049
Net realized gain	28,658,175	62,355,476
Net change in unrealized appreciation (depreciation)	18,869,651	(674,438)
Net increase in net assets from operations	$ 51,880,060	$ 70,887,087
Distributions to shareholders:
Class A	$ (13,818,446)	$ (8,803,667)
Class C	(1,705,707)	(1,458,884)
Class I	(42,140,949)	(28,423,260)
Total distributions to shareholders	$ (57,665,102)	$ (38,685,811)
Transactions in shares of beneficial interest:
Class A	$ 6,451,494	$ (4,726,834)
Class C	(1,369,885)	(9,505,182)
Class I	(19,846,046)	(49,181,257)
Net decrease in net assets from Fund share transactions	$ (14,764,437)	$ (63,413,273)
Net decrease in net assets	$ (20,549,479)	$ (31,211,997)
Net Assets
At beginning of period	$ 726,311,862	$ 757,523,859
At end of period	$705,762,383	$726,311,862
14
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Financial Highlights

	Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 17.090	$ 16.350	$ 21.350	$ 17.830	$ 16.500	$ 17.590
Income (Loss) From Operations
Net investment income(1)	$ 0.092	$ 0.185	$ 0.175	$ 0.123	$ 0.093	$ 0.100
Net realized and unrealized gain (loss)	1.171	1.438	(2.696)	3.853	2.675	(0.386)
Total income (loss) from operations	$ 1.263	$ 1.623	$ (2.521)	$ 3.976	$ 2.768	$ (0.286)
Less Distributions
From net investment income	$ (0.190)	$ (0.091)	$ (0.367)	$ (0.084)	$ (0.155)	$ (0.003)
From net realized gain	(1.213)	(0.792)	(2.112)	(0.372)	(1.283)	(0.801)
Total distributions	$ (1.403)	$ (0.883)	$ (2.479)	$ (0.456)	$ (1.438)	$ (0.804)
Net asset value — End of period	$ 16.950	$ 17.090	$ 16.350	$ 21.350	$ 17.830	$ 16.500
Total Return(2)	7.66% (3)	10.44%	(13.48)%	22.71%	17.89%	(1.29)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$175,419	$170,105	$167,077	$198,721	$156,477	$117,095
Ratios (as a percentage of average daily net assets):
Expenses	1.19% (4)(5)	1.20% (5)	1.18% (5)	1.21%	1.26%	1.26%
Net investment income	1.12% (4)	1.13%	0.94%	0.63%	0.57%	0.62%
Portfolio Turnover	22% (3)	35%	33%	31%	29%	69%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
15
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Financial Highlights — continued

	Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 16.650	$ 15.980	$ 20.900	$ 17.500	$ 16.210	$ 17.350
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.027	$ 0.067	$ 0.032	$ (0.029)	$ (0.025)	$ (0.020)
Net realized and unrealized gain (loss)	1.147	1.395	(2.651)	3.801	2.617	(0.386)
Total income (loss) from operations	$ 1.174	$ 1.462	$ (2.619)	$ 3.772	$ 2.592	$ (0.406)
Less Distributions
From net investment income	$ (0.041)	$ —	$ (0.189)	$ —	$ (0.019)	$ —
From net realized gain	(1.213)	(0.792)	(2.112)	(0.372)	(1.283)	(0.734)
Total distributions	$ (1.254)	$ (0.792)	$ (2.301)	$ (0.372)	$ (1.302)	$ (0.734)
Net asset value — End of period	$16.570	$16.650	$15.980	$20.900	$17.500	$ 16.210
Total Return(2)	7.29% (3)	9.59%	(14.18)%	21.88%	16.96%	(2.05)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 23,019	$ 24,526	$ 32,995	$ 54,977	$ 67,549	$124,789
Ratios (as a percentage of average daily net assets):
Expenses	1.94% (4)(5)	1.95% (5)	1.93% (5)	1.96%	2.01%	2.01%
Net investment income (loss)	0.34% (4)	0.42%	0.17%	(0.15)%	(0.16)%	(0.13)%
Portfolio Turnover	22% (3)	35%	33%	31%	29%	69%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
16
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 17.120	$ 16.390	$ 21.400	$ 17.850	$ 16.530	$ 17.630
Income (Loss) From Operations
Net investment income(1)	$ 0.112	$ 0.224	$ 0.221	$ 0.171	$ 0.134	$ 0.141
Net realized and unrealized gain (loss)	1.174	1.436	(2.701)	3.870	2.667	(0.393)
Total income (loss) from operations	$ 1.286	$ 1.660	$ (2.480)	$ 4.041	$ 2.801	$ (0.252)
Less Distributions
From net investment income	$ (0.233)	$ (0.138)	$ (0.418)	$ (0.119)	$ (0.198)	$ (0.047)
From net realized gain	(1.213)	(0.792)	(2.112)	(0.372)	(1.283)	(0.801)
Total distributions	$ (1.446)	$ (0.930)	$ (2.530)	$ (0.491)	$ (1.481)	$ (0.848)
Net asset value — End of period	$ 16.960	$ 17.120	$ 16.390	$ 21.400	$ 17.850	$ 16.530
Total Return(2)	7.79% (3)	10.68%	(13.27)%	23.09%	18.11%	(1.06)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$507,324	$531,680	$557,452	$667,963	$548,888	$540,946
Ratios (as a percentage of average daily net assets):
Expenses	0.95% (4)(5)	0.95% (5)	0.93% (5)	0.96%	1.01%	1.01%
Net investment income	1.35% (4)	1.36%	1.19%	0.87%	0.83%	0.87%
Portfolio Turnover	22% (3)	35%	33%	31%	29%	69%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 29, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
17
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
18

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

As of February 29, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 29, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 586,229,910
Gross unrealized appreciation	$ 193,319,324
Gross unrealized depreciation	(45,851,333)
Net unrealized appreciation	$ 147,467,991
19

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 29, 2024, the investment adviser and administration fee amounted to $2,889,476 or 0.84% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 29, 2024, the investment adviser and administration fee paid was reduced by $15,401 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2024, EVM earned $5,968 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $816 as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2024 amounted to $207,689 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 29, 2024, the Fund paid or accrued to EVD $86,386 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2024 amounted to $28,795 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
20

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2024, the Fund was informed that EVD received less than $100 and $221 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $148,110,170 and $217,858,831, respectively, for the six months ended February 29, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	803,197	$ 13,348,480	1,168,537	$ 18,911,163
Issued to shareholders electing to receive payments of distributions in Fund shares	443,440	7,272,419	296,054	4,621,402
Redemptions	(851,377)	(14,169,405)	(1,728,343)	(28,259,399)
Net increase (decrease)	395,260	$ 6,451,494	(263,752)	$ (4,726,834)
Class C
Sales	109,704	$ 1,766,401	147,260	$ 2,311,448
Issued to shareholders electing to receive payments of distributions in Fund shares	80,538	1,293,440	68,898	1,053,450
Redemptions	(273,785)	(4,429,726)	(807,816)	(12,870,080)
Net decrease	(83,543)	$ (1,369,885)	(591,658)	$ (9,505,182)
Class I
Sales	3,242,292	$ 53,465,174	7,059,328	$ 114,030,021
Issued to shareholders electing to receive payments of distributions in Fund shares	1,151,400	18,894,477	851,357	13,289,687
Redemptions	(5,540,077)	(92,205,697)	(10,873,111)	(176,500,965)
Net decrease	(1,146,385)	$(19,846,046)	(2,962,426)	$ (49,181,257)
21

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2024.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 29, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $32,508,068 and $33,579,188, respectively. Collateral received was comprised of cash of $28,397,854 and U.S. government and/or agencies securities of $5,181,334. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 9,582,704	$ —	$ —	$ —	$ 9,582,704
Exchange-Traded Funds	18,815,150	—	—	—	18,815,150
Total	$28,397,854	$ —	$ —	$ —	$28,397,854
The carrying amount of the liability for collateral for securities loaned at February 29, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 29, 2024.
22

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At February 29, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $19,529,601, which represents 2.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$16,967,233	$74,097,381	$(71,535,013)	$ —	$ —	$19,529,601	$534,926	19,529,601
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 28,071,567	$ —	$ —	$ 28,071,567
Consumer Discretionary	33,736,443	9,387,874	—	43,124,317
Consumer Staples	11,162,408	33,334,306	—	44,496,714
Energy	34,399,654	3,302,259	—	37,701,913
Financials	64,130,738	18,131,629	—	82,262,367
Health Care	50,569,040	26,978,706	—	77,547,746
Industrials	63,971,564	23,256,108	—	87,227,672
Information Technology	93,686,220	8,111,239	—	101,797,459
Materials	10,747,817	11,753,901	—	22,501,718
Real Estate	8,488,326	1,584,808	—	10,073,134
Utilities	12,813,785	7,297,298	—	20,111,083
Total Common Stocks	$411,777,562	$ 143,138,128*	$ —	$554,915,690
Exchange-Traded Funds	$ 130,854,756	$ —	$ —	$ 130,854,756
Short-Term Investments:
Affiliated Fund	19,529,601	—	—	19,529,601
Securities Lending Collateral	28,397,854	—	—	28,397,854
Total Investments	$590,559,773	$ 143,138,128	$ —	$733,697,901
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
23

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
24

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 29, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Richard Bernstein Advisors LLC
1251 Avenue of the Americas
Suite 4102
New York, NY 10020
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.29.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	April 22, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 22, 2024